UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/2012

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus/Standish Fixed Income Fund
Dreyfus/Standish Global Fixed Income Fund

Dreyfus/Standish International Fixed Income Fund

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
17	Statement of Financial Futures
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
21	Financial Highlights
22	Notes to Financial Statements
39	Information About the Renewal of the Fund’s Investment Advisory Agreement and the Renewal of the Fund’s Administration Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
Fixed Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish Fixed Income Fund, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive up prices of higher yielding bonds in early 2012, when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, higher yielding bond market sectors gave back some of their previous gains, while yields of U.S.Treasury securities declined to levels not seen since the 1940s.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, potentially setting the stage for a stronger economic rebound in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of January 1, 2012, through June 30, 2012, as provided by David Bowser, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus/Standish Fixed Income Fund’s Class I shares achieved a total return of 3.26%.1 In comparison, the Barclays U.S.Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.37% for the same period.2

Higher yielding bonds advanced and yields of U.S. government securities climbed over the first quarter of 2012 amid improving U.S. and global economic data, but a worsening European debt crisis and anemic U.S. employment numbers reversed those trends in the second quarter.The fund produced a higher return than its benchmark, primarily due to its emphasis on higher yielding market sectors and intermediate-term maturities during the first quarter rally.

The Fund’s Investment Approach

The fund seeks to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily seeks capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal. To achieve this, the fund invests, under normal circumstances, at least 80% of net assets in fixed-income securities issued by U.S. and foreign governments and companies.

The fund invests primarily in investment-grade securities, but may invest up to 15% of assets in below investment-grade securities, sometimes referred to as junk bonds. The fund will not invest in securities rated lower than B at the time of purchase. In this instance, we will attempt to select fixed-income securities that have the potential to be upgraded.

Macroeconomic Developments Fueled Market Volatility

The first quarter of 2012 began with a strong rally among higher yielding bonds stemming from robust U.S. employment gains and other encouraging domestic economic news. In addition, a quantitative easing program in Europe appeared to forestall a more severe banking crisis in

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

the region, and monetary policymakers in China seemed to have engineered a “soft landing” and lower inflation in a major engine of global growth. Consequently, investors grew more tolerant of risks, and they turned away from traditional safe havens, such as U.S. government securities, and toward riskier market sectors expected to benefit from better economic conditions, including high yield and investment-grade corporate securities.

However, these positive influences were called into question in the second quarter, when the U.S. labor market’s rebound slowed as the public sector shed jobs and employment gains in the private sector proved more anemic than expected. Meanwhile, proposed austerity programs to relieve fiscal pressures in Europe encountered political resistance, sparking worries that recent progress might be derailed.These headwinds erased some of the gains posted by higher yielding bonds, and yields of U.S.Treasury securities plunged to record lows.As a result, the Index ended the first half of 2012 with only mildly positive results.

Sector Allocations Buoyed Fund Performance

The fund’s overweighted exposure to investment-grade and high yield corporate bonds enabled it to participate fully in the market rally over the opening months of the year. Conversely, an underweighted position in U.S. government securities also added a degree of value at the time. An emphasis on maturities in the five- to seven-year range provided additional support for the fund’s performance when yield differences narrowed along the market’s credit-quality spectrum in an improving economic environment.

When news headlines began to turn negative in the spring, we shifted to a more defensive investment posture by reducing the fund’s overweighted exposure to investment-grade and high yield corporate bonds. The timing of this change proved fortunate, as it helped cushion the brunt of the market sectors’ weakness during April and May. However, the fund’s holdings of sovereign bonds from the emerging markets also proved sensitive to renewed global economic concerns, undermining the fund’s relative performance during the second quarter.

We generally maintained the fund’s average duration—a measure of sensitivity to changing interest rates—in a range that was slightly shorter than market averages. This strategy was implemented, in part through the use of derivative instruments, including treasury futures,

4

which had minimal impact on the fund. In addition, we employed the use of currency forwards, which had a positive impact on the fund’s performance over the reporting period.We used derivatives mainly to protect the fund from unexpected interest-rate movements.

Adjusting to Changing Market Conditions

We remain concerned regarding events in Europe, where recent efforts to shore up the region’s banking system do not appear to address the region’s longer-term fiscal problems.We are more optimistic about the longer-term sustainability of the U.S. economic recovery, but employment data may continue to disappoint over the near term. Consequently, as of midyear, we have maintained our attempts to mitigate risks through a more market-neutral investment posture, but we are prepared to increase exposure to higher yielding market sectors and adopt a shorter average duration if we begin to see evidence of improving macroeconomic conditions.

July 16, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays U.S.Aggregate Bond (Hedged) Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of
1-10 years.The Index does not include fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Fixed Income Fund from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

Expenses paid per $1,000†	$3.03
Ending value (after expenses)	$1,032.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

Expenses paid per $1,000†	$3.02
Ending value (after expenses)	$1,021.88

† Expenses are equal to the fund’s annualized expense ratio of .60% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—124.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—5.8%
Americredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	390,000		397,148
Americredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,365,000		1,442,983
Americredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,095,000		1,144,473
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	200,000		207,372
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	140,000		146,080
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	465,000		465,836
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. Ctfs	5.22	7/15/15	250,826	[a]	250,239
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	280,000		281,489
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	835,000	[a]	849,980
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	405,000		410,337
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	1,065,000		1,072,281
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. C	3.20	2/15/18	540,000		546,129
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	710,000		713,112
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	230,000		236,839
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	450,000		461,771
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	540,000		568,548
SMART Trust,
Ser. 2011-1USA, Cl. A3B	1.09	10/14/14	814,191	[a,b]	815,779
					10,010,396

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Credit Cards—.6%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.99	8/15/18	1,000,000	[a,b]	1,050,623
Asset-Backed Ctfs./
Home Equity Loans—.2%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	80,542	[b]	78,616
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.57	10/25/35	208,668	[b]	201,983
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	56,077	[b]	56,188
					336,787
Banks—5.5%
Ally Financial,
Gtd. Notes	5.50	2/15/17	1,090,000		1,108,276
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	1,225,000		1,266,096
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	520,000		557,629
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	485,000		499,853
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	465,000		481,578
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	900,000		974,142
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	250,000		274,041
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	560,000		569,878
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	1,340,000		1,416,899
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	840,000		849,597
PNC Bank,
Sub. Notes	6.88	4/1/18	350,000		418,018
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	1,035,000	[b]	1,083,805
					9,499,812

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs.—4.7%
American Tower Trust,
Ser. 2007-1A, Cl. D	5.96	4/15/37	630,000	[a]	660,798
American Tower Trust,
Ser. 2007-1A, Cl. F	6.64	4/15/37	1,280,000	[a]	1,315,384
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12, Cl. A3	4.24	8/13/39	207,607	[b]	208,061
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-C4, Cl. AAB	5.07	8/15/38	229,258	[b]	230,407
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	305,697	[a]	308,801
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.73	3/6/20	2,965,000	[a,b]	2,935,537
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.48	3/6/20	1,120,000	[a,b]	1,109,914
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	4.80	3/6/20	650,000	[a,b]	650,302
JP Morgan Chase Commercial
Mortgage, Ser. 2007-CB20,
Cl. AM	5.88	2/12/51	560,000	[b]	599,649
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	62,870		62,845
					8,081,698
Consumer Staples—.9%
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	325,000		426,491
Pernod-Ricard,
Sr. Unscd. Notes	4.25	7/15/22	530,000	[a]	544,603
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	530,000	[a]	564,763
					1,535,857
Diversified Financials—4.7%
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	610,000	[b]	663,436
AON,
Gtd. Notes	3.50	9/30/15	460,000		481,080

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financials (continued)
Discover Financial Services,
Notes	5.20	4/27/22	998,000	[a]	1,045,992
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	460,000	[a]	538,269
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	1,075,000		1,144,211
FUEL Trust,
Sr. Unscd. Notes	4.21	10/15/22	660,000	[a]	685,927
General Electric Capital,
Unscd. Notes	2.30	4/27/17	1,000,000		1,007,903
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	520,000		673,187
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	815,000	[a]	883,051
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	[a]	420,781
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	565,000		586,187
					8,130,024
Electric Utilities—1.0%
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	660,000		722,988
Nisource Finance,
Gtd. Notes	4.45	12/1/21	555,000		583,337
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	340,000		400,337
					1,706,662
Foreign/Governmental—1.0%
Corp Andina De Formento,
Sr. Unscd. Notes	3.75	1/15/16	590,000		616,101
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	585,000		650,404
Republic of Korea
Sr. Unscd. Notes	7.13	4/16/19	360,000		455,806
					1,722,311
Health Care—.5%
Aristotle Holding,
Gtd. Notes	4.75	11/15/21	365,000	[a]	404,673

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care (continued)
Gilead Sciences,
Sr. Unscd. Notes	4.40	12/1/21	465,000		514,234
					918,907
Industrial—.5%
Waste Management,
Gtd. Notes	7.00	7/15/28	596,000		762,297
Materials—1.9%
ArcelorMittal,
Sr. Unscd. Notes	6.25	2/25/22	210,000		206,042
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	710,000		763,001
Ecolab,
Sr. Unscd. Notes	4.35	12/8/21	210,000		233,212
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	485,000	[a]	535,475
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	490,000	[a]	514,513
Teck Resources,
Gtd. Notes	6.25	7/15/41	410,000		460,655
Vale Overseas,
Gtd. Notes	4.38	1/11/22	525,000		537,245
					3,250,143
Media—1.3%
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	575,000	[a]	676,927
NBCUniversal Media,
Sr. Unscd. Notes	4.38	4/1/21	600,000		661,285
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	150,000	[a]	176,324
TCI Communications,
Sr. Unscd. Debs	7.88	2/15/26	355,000		479,640
Time Warner
Gtd. Debs	6.10	7/15/40	220,000		253,996
					2,248,172
Municipal Bonds—.9%
California,
GO (Build America Bonds)	7.30	10/1/39	610,000		757,882

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Municipal Bonds (continued)
New York City,
GO (Build America Bonds)	5.99	12/1/36	630,000		770,301
					1,528,183
Office And Business
Equipment—.3%
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	485,000		547,444
Oil & Gas—2.8%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	985,000		1,145,497
CNOOC Finance 2012,
Gtd. Notes	3.88	5/2/22	440,000	[a]	456,012
EQT,
Sr. Unscd. Notes	8.13	6/1/19	550,000		660,493
Hess,
Sr. Unscd. Notes	5.60	2/15/41	310,000		330,165
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	610,000		728,950
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	305,000		330,245
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	260,000		306,276
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	300,000	[a]	324,750
Valero Energy,
Gtd. Notes	6.13	2/1/20	500,000		578,170
					4,860,558
Pipelines—1.8%
El Paso,
Sr. Unscd. Notes	7.25	6/1/18	500,000		579,271
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	905,000		1,027,155
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	605,000		692,366
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	610,000		716,219
					3,015,011

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Property & Casualty Insurance—2.6%
AIG SunAmerica Global Financing X,
Sr. Scd. Notes	6.90	3/15/32	190,000	[a]	230,259
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	675,000		765,014
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	563,000		617,695
Cincinnati Financial,
Sr. Unscd. Debs	6.92	5/15/28	100,000		117,319
Hartford Financial Services Group,
Sr. Unscd. Notes	5.13	4/15/22	645,000		665,467
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	490,000	[a,c]	487,898
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	540,000		598,534
Willis North America,
Gtd. Notes	6.20	3/28/17	810,000		912,206
					4,394,392
Real Estate—2.0%
DDR,
Sr. Unscd. Notes	4.75	4/15/18	545,000		565,984
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	55,000		64,392
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	510,000		627,519
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	380,000		380,445
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	196,000		207,542
Regency Centers,
Gtd. Notes	5.25	8/1/15	187,000		200,799
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	460,000		574,529
WEA Finance,
Gtd. Notes	7.13	4/15/18	445,000	[a]	527,769
WEA Finance,
Gtd. Notes	7.50	6/2/14	245,000	[a]	267,436
					3,416,415

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Residential Mortgage
Pass-Through Ctfs.—.7%
Banc of America Mortgage
Securities, Ser. 2005-2, Cl. 2A1	5.00	3/25/20	210,355		212,007
Countrywide Alternative Loan
Trust, Ser. 2004-16CB, Cl. 2A2	5.00	8/25/19	661,632		670,985
CS First Boston Mortgage
Securities, Ser. 2004-7, Cl. 6A1	5.25	10/25/19	314,161		319,773
					1,202,765
Retail—1.6%
Autozone,
Sr. Unscd. Notes	3.70	4/15/22	435,000		448,946
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	1,079,644	[a]	1,416,256
Macys Retail Holdings,
Gtd. Notes	3.88	1/15/22	530,000		558,315
Staples,
Gtd. Notes	9.75	1/15/14	330,000		368,978
					2,792,495
Telecommunications—.2%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd. Notes	8.50	11/15/18	135,000		184,973
Verizon Communications,
Sr. Unscd. Notes	4.75	11/1/41	200,000		220,885
					405,858
U.S. Government Agencies—1.8%
Federal National Mortgage
Association	6.00	7/15/36	2,815,000	[d,e]	3,093,862
U.S. Government Agencies/
Mortgage-Backed—29.2%
Federal Home Loan Mortgage Corp.:
4.00%			10,325,000	[d,e]	10,959,020
5.00%, 1/1/40—9/1/40			1,204,440	[e]	1,331,088
5.50%, 1/1/34—5/1/40			741,732	[e]	815,259
7.00%, 11/1/31			111,385	[e]	131,813
Federal National Mortgage Association:
3.50%			13,555,000	[d,e]	14,251,812
4.00%			4,960,000	[d,e]	5,276,203
5.00%			6,335,000	[d,e]	6,853,314
5.50%			245,000	[d,e]	265,911
4.50%, 11/1/14			2,758	[e]	2,958

14

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association (continued):
5.00%, 1/1/19—9/1/40	724,679	[e]	797,471
5.50%, 2/1/33—8/1/40	7,758,768	[e]	8,560,676
6.00%, 1/1/38	739,862	[e]	816,615
7.00%, 11/1/31—6/1/32	15,572	[e]	17,866
7.50%, 2/1/29—11/1/29	3,314	[e]	3,956
Government National Mortgage Association I:
6.00%, 1/15/32	1,216		1,381
6.50%, 7/15/32	2,114		2,448
8.00%, 5/15/26	1,894		2,200
			50,089,991
U.S. Government Securities—52.2%
U.S. Treasury Bonds:
3.88%, 8/15/40	5,700,000	[c]	7,018,125
6.13%, 11/15/27	1,245,000		1,881,506
U.S. Treasury Inflation Protected
Securities, Notes 0.13%, 4/15/17	8,391,048	[f]	8,863,044
U.S. Treasury Notes:
1.38%, 9/15/12	32,120,000	[c]	32,206,596
1.75%, 8/15/12	25,000,000		25,053,725
1.75%, 5/31/16	7,080,000		7,404,129
2.13%, 5/31/15	1,005,000	[c]	1,054,465
2.38%, 7/31/17	750,000	[c]	810,000
2.63%, 8/15/20	4,950,000	[c]	5,448,480
			89,740,070
Total Bonds and Notes
(cost $209,697,836)			214,340,733

Short-Term Investments—.0%
U.S. Treasury Bills;
0.06%, 8/16/12
(cost $24,998)	25,000	[g]	24,999

Other Investment—3.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,242,802)	5,242,802	[h]	5,242,802

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $504,700)	504,700[h]	504,700
Total Investments (cost $215,470,336)	128.0%	220,113,234
Liabilities, Less Cash and Receivables	(28.0%)	(48,069,548)
Net Assets	100.0%	172,043,686

GO—General Obligation
a Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2012, these securities were valued at $20,649,035 or 12.0% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Security, or portion thereof, on loan.At June 30, 2012, the value of the fund’s securities on loan was $22,759,315 and the value of the collateral held by the fund was $44,476,331, consisting of cash collateral of $504,700 and
U.S. Government and Agency Securities valued at $43,971,631.
d Purchased on a forward commitment basis.
e The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g Held by or on behalf of a counterparty for open financial futures positions.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
U.S. Government & Agencies	83.2	Short-Term/Money Market Investments	3.3
Corporate Bonds	27.6	Foreign/Governmental	1.0
Asset/Commercial/		Municipal Bonds	.9
Residential/Mortgage-Backed	12.0		128.0

† Based on net assets.
See notes to financial statements.

16

STATEMENT OF FINANCIAL FUTURES
June 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2012	($)
Financial Futures Short
U.S. Treasury 2 Year Notes	81	(17,835,188)	September 2012	2,449

See notes to financial statements.

The Fund	17

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $22,759,315)—Note 1(c):
Unaffiliated issuers	209,722,834	214,365,732
Affiliated issuers	5,747,502	5,747,502
Cash denominated in foreign currencies	15,696	15,661
Receivable for investment securities sold		43,354,535
Receivable for open mortgage-backed dollar rolls—Note 4		5,457,859
Dividends, interest and securities lending income receivable		1,356,021
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		68,577
Receivable for futures variation margin—Note 4		2,531
Prepaid expenses		17,182
		270,385,600
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		82,043
Due to Administrator—Note 3(a)		10,215
Cash overdraft due to Custodian		93,716
Payable for open mortgage-backed dollar rolls—Note 4		56,101,377
Payable for investment securities purchased		35,978,781
Payable for shares of Beneficial Interest redeemed		5,517,289
Liability for securities on loan—Note 1(c)		504,700
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		1,948
Accrued expenses		51,845
		98,341,914
Net Assets ($)		172,043,686
Composition of Net Assets ($):
Paid-in capital		169,664,792
Accumulated undistributed investment income—net		748,142
Accumulated net realized gain (loss) on investments		(3,081,189)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$2,449 net unrealized appreciation on financial futures)		4,711,941
Net Assets ($)		172,043,686
Class I Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		7,830,394
Net Asset Value, offering and redemption price per share ($)		21.97

See notes to financial statements.

18

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	2,760,519
Dividends;
Affiliated issuers	2,285
Income from securities lending—Note 1(c)	14,963
Total Income	2,777,767
Expenses:
Investment advisory fee—Note 3(a)	428,510
Administration fee—Note 3(a)	64,277
Professional fees	41,576
Shareholder servicing costs—Note 3(c)	28,713
Custodian fees—Note 3(c)	13,723
Administrative Service fees—Note 3(b)	13,630
Prospectus and shareholders’ reports	10,179
Registration fees	10,061
Trustees’ fees and expenses—Note 3(d)	9,730
Loan commitment fees—Note 2	747
Miscellaneous	20,663
Total Expenses	641,809
Less—reduction in fees due to earnings credits—Note 3(c)	(4)
Net Expenses	641,805
Investment Income—Net	2,135,962
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	5,953,930
Net realized gain (loss) on options transactions	58,507
Net realized gain (loss) on financial futures	(86,927)
Net realized gain (loss) on forward foreign currency exchange contracts	44,457
Net Realized Gain (Loss)	5,969,967
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(1,190,807)
Net unrealized appreciation (depreciation) on options transactions	(3,186)
Net unrealized appreciation (depreciation) on financial futures	14,662
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	66,629
Net Unrealized Appreciation (Depreciation)	(1,112,702)
Net Realized and Unrealized Gain (Loss) on Investments	4,857,265
Net Increase in Net Assets Resulting from Operations	6,993,227

See notes to financial statements.

The Fund	19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	2,135,962	6,337,662
Net realized gain (loss) on investments	5,969,967	11,007,171
Net unrealized appreciation
(depreciation) on investments	(1,112,702)	(1,671,087)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,993,227	15,673,746
Dividends to Shareholders from ($):
Investment income—net	(2,231,053)	(6,666,113)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	12,944,396	44,852,359
Dividends reinvested	1,911,801	6,083,801
Cost of shares redeemed	(59,291,137)	(89,960,363)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(44,434,940)	(39,024,203)
Total Increase (Decrease) in Net Assets	(39,672,766)	(30,016,570)
Net Assets ($):
Beginning of Period	211,716,452	241,733,022
End of Period	172,043,686	211,716,452
Undistributed investment income—net	748,142	843,233
Capital Share Transactions (Shares):
Shares sold	594,161	2,113,586
Shares issued for dividends reinvested	87,636	288,276
Shares redeemed	(2,689,147)	(4,234,315)
Net Increase (Decrease) in Shares Outstanding	(2,007,350)	(1,832,453)

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
	(Unaudited)	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	21.52	20.71	19.79	17.52	19.31	19.61
Investment Operations:
Investment income—net[b]	.22	.59	.77	.85	.88	.96
Net realized and unrealized
gain (loss) on investments	.48	.86	.99	2.29	(1.81)	(.26)
Total from Investment Operations	.70	1.45	1.76	3.14	(.93)	.70
Distributions:
Dividends from
investment income—net	(.25)	(.64)	(.84)	(.87)	(.86)	(1.00)
Net asset value, end of period	21.97	21.52	20.71	19.79	17.52	19.31
Total Return (%)	3.26[c]	7.10	8.99	18.32	(5.00)	3.64
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[d]	.56	.54	.60	.52	.51[e]
Ratio of net expenses
to average net assets	.60[d]	.55	.50	.50	.50	.50
Ratio of net investment income
to average net assets	1.99[d]	2.79	3.74	4.62	4.72	4.93
Portfolio Turnover Rate[f]	251.08[c]	400.34	328.76	361.73	443	430[g]
Net Assets, end of period
($ x 1,000)	172,044	211,716	241,733	245,169	310,742	565,572

a	Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Includes the fund’s share of the The Standish Mellon Fixed Income Portfolio’s (the “Portfolio”) allocated expenses.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2012,
December 31, 2011, 2010, 2009, 2008 and 2007 were 114.63%, 281.77%, 130.16%, 93.83%, 72% and
166% , respectively.
g	On October 25, 2007, the fund, which owned 100% of the Portfolio on such date, withdrew entirely from the
Portfolio and received the Portfolio’s securties and cash in exchange for its interest in the Portfolio. Effective October
26, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents activity of both the fund and the Portfolio for the year 2007.
See notes to financial statements.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Fixed Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering eleven series, including the fund.The fund’s investment objective is to achieve a high level of current incomes consistent with conserving principal liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.

Class I shares are sold primarily to bank trust departments and other financial service providers, (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution and bear no distribution or service fees. Class I shares are offered without a front end sales charge or contingent deferred sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

22

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Trust’s Board of Trustees.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and

24

duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	11,397,806	—	11,397,806
Commercial
Mortgage-Backed	—	8,081,698	—	8,081,698
Corporate Bonds†	—	47,484,047	—	47,484,047
Foreign Government	—	1,722,311	—	1,722,311
Municipal Bonds	—	1,528,183	—	1,528,183
Mutual Funds	5,747,502	—	—	5,747,502

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Residential
Mortgage-Backed	—	1,202,765	—	1,202,765
U.S. Government
Agencies/
Mortgage-Backed	—	53,183,853	—	53,183,853
U.S. Treasury	—	89,765,069	—	89,765,069
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	68,577	—	68,577
Financial Futures††	2,449	—	—	2,449
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(1,948)	—	(1,948)

†		See Statement of Investments for additional detailed categorizations.
††		Amount shown represents unrealized appreciation (depreciation) at period end.

For the period ended June 30, 2012, there were no transfers of securities, forward contracts, financial futures or options written or purchased between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the

26

amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2012,The Bank of New York Mellon earned $8,057 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value			Value		Net
Company	12/31/2011	($)	Purchases ($) Sales ($)	6/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	3,759,606		58,655,915 57,172,719	5,242,802		3.0
Dreyfus
Institutional
Cash
Advantage
Fund	10,733,429		9,252,773 19,481,502	504,700.3
Total	14,493,035		67,908,688 76,654,221	5,747,502		3.3

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

28

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $8,520,833 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $6,666,113. The tax character of current year distributions will be determined at the end of the current year.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(h) New Accounting Pronouncement: In April 2011, FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU 2011-03 was effective for new transfers and existing transactions that were modified in the first interim or annual period beginning on or after December 15, 2011.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: .40% of the first $250 million; .35% of the next $250 million and .30% in excess of $500 million.

30

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $64,277 during the period June 30, 2012.

(b) The fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities (“Plan Administrators”) that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the fund pays each Plan Administrators an administrative service fee an amount of up to .15% (on an annualized basis) of the fund’s average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. During the period ended June 30, 2012, the fund was charged $13,630 for administrative service fees.The fund’s adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as for marketing or other

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

distribution related services.These payments may provide an incentive for these entities to actively promote the fund or cooperate with the distributor’s promotional efforts.

(c)The fund compensates DreyfusTransfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. Since May 29, 2012, DTI has also provided certain cash management services for the fund. During the period ended June 30, 2012, the fund was charged $1,157 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $13,723 pursuant to the custody agreement.

The fund has arrangements with transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $92 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $4.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $68,097, custodian fees $9,883, Chief Compliance Officer fees $3,183 and transfer agency per account fees $880.

32

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward contracts and options transactions, during the period ended June 30, 2012, amounted to $651,396,863 and $701,392,449, respectively, of which $297,396,546 in purchases and $325,721,164 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2012 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	2,449	Interest rate risk	—
Foreign exchange risk[2]	68,577	Foreign exchange risk[3]	(1,948)
Gross fair value of
derivatives contracts	71,026		(1,948

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2012 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
	Financial	Options	Forward
Underlying risk	Futures[4]	Transactions[5]	Contracts[6]	Total
Interest rate	(86,927)	58,507	—	(28,420)
Foreign exchange	—	—	44,457	44,457
Total	(86,927)	58,507	44,457	(16,037)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
	Financial	Options	Forward
Underlying risk	Futures[7]	Transactions[8]	Contracts[9]	Total
Interest rate	14,662	(3,186)	—	11,476
Foreign exchange	—	—	66,629	66,629
Total	14,662	(3,186)	66,629	78,105

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on financial futures.
8	Net unrealized appreciation (depreciation) on options transactions.
9	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund rec-

34

ognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at June 30, 2012 are set forth in the Statement of Financial Futures.

Options Transactions:The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, or as a substitute for an investment.The fund is subject to interest rate risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations. At June 30, 2012, there were no written options outstanding.

The following summarizes the fund’s call/put options written during the period ended June 30, 2012:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($) Gain (Loss) ($)
Contracts outstanding
December 31, 2011	6,115,000	86,284
Contracts terminated:
Contracts closed	6,115,000	86,284	79,965	6,319
Contracts outstanding
June 30, 2012	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in

36

the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2012:

Forward Foreign
Currency	Foreign			Unrealized
Exchange	Currency			Appreciation
Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Mexican New Peso,
Expiring
7/27/2012[a]	54,585,000	4,012,303	4,080,384	68,081
South African Rand,
Expiring
7/27/2012[a]	14,530,000	1,771,627	1,769,679	(1,948)
Sales:		Proceeds ($)
Euro,
Expiring
7/27/2012[b]	100,000	127,074	126,578	496
Gross Unrealized
Appreciation				68,577
Gross Unrealized
Depreciation				(1,948)

Counterparties:
a JPMorgan & Chase Co.
b Morgan Stanley

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2012:

			Average Market Value ($)
Interest rate financial futures				5,457,938
Interest rate options contracts				31,382
Forward contracts				3,216,817

At June 30, 2012, accumulated net unrealized appreciation on invest-
ments was $4,642,898, consisting of $4,926,522 gross unrealized appreciation and $283,624 gross unrealized depreciation.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On July 25-26, 2012, the Trust’s Board of Trustees approved an agreement and Plan of Reorganization between the Trust, on behalf of the fund, and Dreyfus Investment Grade Funds, Inc. on behalf of Dreyfus Intermediate Term Income Fund, (the “Acquiring Fund”). The merger is subject to the approval of the shareholders of the fund at a meeting to be held on or about November 15, 2012. If approved, the merger is anticipated to occur on or about January 18, 2013.The merger provides for the fund to transfer all of its assets, subject to its liabilities, to the Acquiring Fund, in exchange for a number of Class I shares of the Acquiring Fund equal value to the assets less liabilities of the fund.The Acquiring Fund’s Class I shares will then be distributed to the fund’s shareholders on a pro rata basis in liquidation of the fund.The fund will be closed to new investors on August 27, 2012.

38

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AGREEMENT
AND THE RENEWAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT AND THE RENEWAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Board also noted that the fund’s yield performance was at or above the Performance Group and Performance Universe medians for six of the ten periods ended December 31. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group median and at the Expense Universe median and the fund’s total expense ratio was below the Expense Group and Expense Universe medians.

40

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus had contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT AND THE RENEWAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

42

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	43

NOTES

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
22	Statement of Financial Futures
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
30	Notes to Financial Statements
49	Information About the Renewal of the Fund’s Investment Advisory Agreement and the Approval of the Fund’s Administration Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
Global Fixed
Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish Global Fixed Income Fund, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive up prices of higher yielding bonds in early 2012, when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, higher yielding bond market sectors gave back some of their previous gains, while yields of U.S.Treasury securities declined to levels not seen since the 1940s.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, potentially setting the stage for a stronger economic rebound in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by David Leduc, CFA, and Brendan Murphy, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus/Standish Global Fixed Income Fund’s Class A shares achieved a total return of 3.67%, Class C shares returned 3.27% and Class I shares returned 3.82%.1 In comparison, the Barclays Global Aggregate Index (Hedged) (the “Index”), the fund’s benchmark, achieved a total return of 2.73% for the same period.2 Global bonds remained volatile as market sentiment shifted along with investors’ views of a sovereign debt crisis in Europe, an uneven U.S. economic recovery and slower growth in China. The fund’s returns were higher than its benchmark, mainly due to our security selection strategy among U.S. corporate bonds and European sovereign bonds.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity, by normally investing at least 80% of its net assets in fixed income securities.The fund also normally invests at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets.The fund generally invests in eight or more countries, but always invests in at least three countries, one of which may be the United States. The fund’s investments may include bonds, notes, mortgage-related securities, asset-backed securities, convertible securities, eurodollar andYankee dollar instruments, preferred stock and money market instruments.To protect the U.S. dollar value of the fund’s assets, we hedge most, but not necessarily all, of the portfolio’s foreign currency exposure.

The portfolio managers focus on identifying undervalued government bond markets, currencies, sectors and securities and de-emphasize the use of interest rate forecasting.The portfolio managers look for fixed income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features.The portfolio managers select securities for the fund’s

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

portfolio by using fundamental economic research and quantitative analysis and focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors.

European Sovereign Debt Crisis Fueled Heightened Volatility

Investor confidence already had begun to recover from severe bouts of volatility by the start of 2012, as the European Union seemed to make progress in addressing some of the region’s financial problems. In addition, inflationary pressures in China moderated and its economy appeared headed for a “soft landing,” while the U.S. economy posted gains in employment and manufacturing activity. Consequently, higher yielding securities rallied as yield differences narrowed along the global markets’ credit-quality spectrum. Meanwhile, yields of sovereign bonds from troubled European nations declined to more manageable levels.

However, these positive influences were called into question in the second quarter, when the U.S. labor market’s rebound slowed and proposed bailout programs in Europe encountered political resistance. These headwinds caused renewed weakness in the global bond market over the second quarter of the year, partly offsetting previous gains.

Security Selection Strategy Buoyed Fund Performance

The fund received positive contributions to its relative performance from an emphasis on U.S. corporate bonds at the lower end of the investment-grade credit spectrum, which gained value during the first quarter of 2012 and held up relatively well during the second quarter. The fund also participated in gains among sovereign bonds from Spain and Italy early in the year, and a shift away from these securities proved well timed as reduced exposure protected the fund from subsequent market turmoil in Europe. The fund also benefited from sovereign bonds in Slovakia, where investors were relatively optimistic about economic growth, manageable debt levels and attractive valuations.

The fund’s currency strategies added a degree of value, primarily through overweighted exposure to the Mexican peso and U.S. dollar and an underweighted position in the euro. Finally, European covered bonds, which are secured by pools of residential mortgages, fared relatively well over the first half of 2012.

Our interest rate strategies proved somewhat less effective, as overweighted exposure to short-term maturities in Canada detracted mildly from relative performance. We employed futures contracts to implement the fund’s interest rate strategies.

Adjusting to a Changing Market Environment

Although interest rates are likely to remain low in many markets for some time, we expect bouts of heightened market volatility to persist over the second half of 2012 as investors react to economic and political headlines in Europe and other regions of the world. Consequently, we have maintained a generally cautious investment posture, particularly regarding Europe, where the region’s underlying debt problems continue despite measures to shore up the banking system. Instead, we have continued to favor U.S. corporate debt and sovereign bonds from the emerging markets, where market fundamentals remain relatively strong.

July 16, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: FACTSET — Reflects reinvestment of dividends and, where applicable, capital gain
distributions.The Barclays Global Aggregate (Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets.The three major components of this index are the U.S.Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices.The
index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment-grade 144A securities. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Global Fixed Income Fund from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$4.81	$8.59	$3.29
Ending value (after expenses)	$1,036.70	$1,032.70	$1,038.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$4.77	$8.52	$3.27
Ending value (after expenses)	$1,020.14	$1,016.41	$1,021.63

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C and .65% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—94.2%		Rate (%)	Date	Amount ($)[a]		Value ($)
Australia—2.0%
FMG Resources (Aug 2006),
Gtd. Notes		6.38	2/1/16	470,000	[b,c]	478,225
Queensland Treasury,
Gov’t Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	800,000		844,073
Queensland Treasury,
Gov’t Gtd. Notes, Ser. 15	AUD	6.00	10/14/15	1,250,000		1,392,283
Queensland Treasury,
Gov’t Gtd. Notes, Ser. 21	AUD	6.00	6/14/21	900,000		1,065,649
SMART Trust,
Ser. 2011-1USA, Cl. A3B		1.09	10/14/14	1,085,588	[c,d]	1,087,706
						4,867,936
Austria—.5%
Austrian Government,
Sr. Unscd. Bonds	EUR	3.90	7/15/20	790,000	[c]	1,125,147
Belgium—3.8%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		4.38	2/15/21	685,000		782,510
Belgium Government,
Bonds, Ser. 50	EUR	4.00	3/28/13	5,500,000		7,140,367
Belgium Government,
Bonds, Ser. 61	EUR	4.25	9/28/21	975,000		1,350,749
						9,273,626
Brazil—1.1%
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/13	2,100,000		1,057,472
Petrobras
International Finance,
Gtd. Notes	EUR	5.88	3/7/22	700,000		982,742
Vale Overseas,
Gtd. Notes		6.25	1/23/17	500,000		571,146
						2,611,360
Canada—5.9%
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	410,000	[c]	520,153
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	500,000	[c]	493,336

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Canada (continued)
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	1,620,000	[c]	1,604,144
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2011-1A, Cl. A2	CAD	2.63	8/17/14	1,515,000	[c]	1,498,170
Canadian Government,
Bonds	CAD	3.75	6/1/19	605,000		683,428
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	670,000		1,158,039
CNH Capital Canada
Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	1,695,000	[c]	1,680,116
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	800,000	[c]	788,551
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	1,200,000		1,184,607
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	860,000	[c]	850,162
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	325,000	[c]	324,333
Province of Quebec
Canada, Bonds	CAD	4.40	3/8/16	1,975,000		2,128,853
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	600,000		697,134
Videotron,
Gtd. Notes		5.00	7/15/22	595,000	[c]	606,900
						14,217,926
Chile—1.3%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	944,000,000		2,019,208
CODELCO,
Sr. Unscd. Notes		3.88	11/3/21	540,000	[c]	570,718
Empresa Nacional de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	555,000	[c]	582,621
						3,172,547
France—2.1%
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	800,000		1,016,116

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
France (continued)
French Government,
Bonds	EUR	4.50	4/25/41	2,080,000		3,076,039
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	200,000		277,626
Pernod-Ricard,
Sr. Unscd. Bonds		5.75	4/7/21	500,000	[c]	565,445
						4,935,226
Germany—1.9%
German Government,
Bonds	EUR	2.50	1/4/21	2,165,000		2,994,399
Globaldrive,
Ser. 2011-AA, Cl. A	EUR	1.13	4/20/19	812,061	[c,d]	1,030,985
KFW,
Gov’t Gtd. Bonds		3.50	3/10/14	125,000		131,269
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	380,000	[c]	502,531
						4,659,184
Hong Kong—.3%
Hutchison Whampoa
International, Gtd. Notes		3.50	1/13/17	700,000	[c]	727,583
Iceland—.3%
Iceland Government,
Unscd. Notes		5.88	5/11/22	725,000	[c]	704,385
Ireland—.4%
Irish Government,
Bonds	EUR	4.60	4/18/16	400,000		496,330
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	380,000	[c]	518,160
						1,014,490
Italy—1.0%
Italian Government,
Treasury Bonds	EUR	4.75	9/1/21	915,000		1,093,739
Italian Government,
Treasury Bonds	EUR	5.50	9/1/22	1,050,000		1,307,902
						2,401,641
Japan—9.3%
Development Bank of Japan,
Gov’t Gtd. Notes	JPY	1.05	6/20/23	27,000,000		344,210

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Japan (continued)
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	130,000,000	[e]	1,728,331
Japanese Government,
Sr. Unscd. Bonds, Ser. 310	JPY	1.00	9/20/20	216,800,000		2,797,020
Japanese Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	465,450,000		6,264,526
Japanese Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	595,150,000		7,443,727
Japanese Government,
Sr. Unscd. Bonds, Ser. 106	JPY	2.20	9/20/28	117,500,000		1,631,507
Japanese Government,
Sr. Unscd. Bonds, Ser. 79	JPY	2.00	6/20/25	150,600,000		2,076,498
						22,285,819
Lithuania—.2%
Lithuanian Government,
Sr. Unscd. Notes		6.63	2/1/22	495,000	[c]	568,631
Luxembourg—.8%
ArcelorMittal,
Sr. Unscd. Notes		6.25	2/25/22	530,000		520,012
ArcelorMittal,
Sr. Unscd. Notes	EUR	4.63	11/17/17	245,000	[b]	318,041
Enel Finance International,
Gtd. Notes		5.70	1/15/13	295,000	[c]	299,094
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	485,000	[c]	509,263
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	325,000		325,000
						1,971,410
Mexico—1.0%
Comision Federal de Eletricidad
Sr. Unscd. Notes		5.75	2/14/42	550,000	[c]	583,000
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	12,680,000		1,154,768
Petroleos Mexicanos,
Gtd. Notes		6.50	6/2/41	490,000	[c]	574,525
						2,312,293

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Netherlands—2.6%
ABN Amro Bank,
Sr. Unscd. Notes		4.25	2/2/17	1,100,000	[c]	1,122,715
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	140,000		193,061
Conti-Gummi Finance,
Sr. Scd. Bonds	EUR	7.13	10/15/18	600,000	[c]	807,669
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	100,000		134,030
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	150,000		224,871
ING Bank,
Covered Notes	EUR	3.63	8/31/21	305,000		418,671
LyondellBasell Industries,
Sr. Unscd. Notes		5.00	4/15/19	375,000	[c]	395,156
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	775,000		1,047,530
Repsol International Finance,
Gtd. Notes	EUR	4.88	2/19/19	500,000		569,723
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	100,000		158,886
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	530,000	[c]	543,250
Ziggo Bond,
Sr. Unscd. Notes	EUR	8.00	5/15/18	390,000	[c]	537,965
						6,153,527
Norway—1.0%
DNB Boligkreditt,
Covered Bonds		2.10	10/14/16	795,000	[c]	811,972
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	4,300,000		834,400
Statoil,
Gtd. Notes		4.25	11/23/41	740,000		787,455
						2,433,827
Peru—.4%
Corp Financiera de Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	360,000	[c]	378,000

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Peru (continued)
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	1,580,000	[c]	688,490
						1,066,490
Philippines—.1%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	8,000,000		198,298
Poland—.5%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	1,015,000		1,112,948
Slovakia—3.3%
Slovakian Government,
Bonds, Ser. 213	EUR	3.50	2/24/16	1,550,000		2,050,190
Slovakian Government,
Sr. Unscd. Notes		4.38	5/21/22	3,450,000	[c]	3,415,500
Slovakian Government,
Sr. Unsub. Notes	EUR	4.00	3/26/21	955,000		1,249,121
Slovakian Government,
Sr. Unscd. Notes	EUR	4.38	1/21/15	900,000		1,213,098
						7,927,909
South Africa—1.8%
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	39,890,000		3,738,704
South African Government,
Sr. Unscd. Notes		4.67	1/17/24	555,000		603,563
						4,342,267
South Korea—.1%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	110,000		143,785
Spain—1.0%
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	1,600,000		1,988,155
Telefonica Emisiones,
Gtd. Notes		5.46	2/16/21	410,000		357,615
						2,345,770
Supranational—.7%
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	660,000		689,198

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Supranational (continued)
Corp. Andina De Fomento,
Sr. Unscd. Notes		4.38	6/15/22	975,000		1,000,771
						1,689,969
Sweden—.8%
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	795,000	[c]	796,589
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	6,320,000	[b]	1,084,411
						1,881,000
Switzerland—.4%
Credit Suisse Guernsey,
Covered Notes	EUR	2.13	1/18/17	800,000		1,045,166
United Kingdom—18.6%
Abbey National
Treasury Services,
Covered Bonds	EUR	3.63	9/8/17	800,000		1,071,071
Arkle Master Issuer,
Ser. 2010-2A, Cl. 1A1		1.87	5/17/60	1,675,000	[c,d]	1,683,400
Arran Residential
Mortgages Funding,
Ser. 2011-1A, Cl. A1B	EUR	1.89	11/19/47	512,366	[c,d]	650,098
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	440,000		568,781
Barclays Bank,
Covered Notes	EUR	4.00	10/7/19	800,000		1,124,658
BP Capital Markets,
Gtd. Notes		2.25	11/1/16	255,000		262,886
BP Capital Markets,
Gtd. Notes		3.56	11/1/21	785,000		832,701
CNOOC Finance 2012,
Gtd. Notes		3.88	5/2/22	400,000	[c]	414,556
Fosse Master Issuer,
Ser. 2011-1A, Cl. A4	EUR	2.05	10/18/54	1,980,000	[c,d]	2,519,722
GlaxoSmithKline Capital,
Gtd. Notes		0.75	5/8/15	1,080,000		1,080,635
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	1.18	2/15/17	1,400,000	[c,d]	1,773,888

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
Gracechurch
Mortgage Financing,
Ser. 2011-1A, Cl. 2A1		2.02	11/20/56	2,000,000	[c,d]	2,017,866
Holmes Master Issuer,
Ser. 2010-1A, Cl. A2		1.87	10/15/54	1,190,000	[c,d]	1,196,231
Holmes Master Issuer,
Ser. 2011-3A, Cl. A3	EUR	2.16	10/15/54	870,000	[c,d]	1,108,095
Holmes Master Issuer,
Ser. 2012-1A, Cl. A4	GBP	2.77	10/15/54	525,000	[c,d]	829,291
Ineos Finance,
Sr. Scd. Notes		7.50	5/1/20	450,000	[c]	455,625
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/16	600,000		798,436
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	200,000	[b]	275,262
Lloyds TSB Bank,
Gtd. Notes		4.20	3/28/17	1,685,000		1,739,948
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	5.38	9/3/19	450,000		627,129
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	75,000		86,609
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.67	9/15/39	1,258,463	[c,d]	977,970
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	100,000		188,843
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	280,000		370,417
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	600,000		817,599
Royal Bank of Scotland,
Gtd. Notes		5.63	8/24/20	405,000		430,484
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	205,000		275,418
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	535,000	[d]	560,228
Silverstone
Master Issuer,
Ser. 2011-1A, Cl. 1A		2.02	1/21/55	895,000	[c,d]	901,250

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
Sinopec Group Overseas
Development (2012),
Gtd. Notes		2.75	5/17/17	575,000	[c]	586,177
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	1,375,000		2,224,607
United Kingdom Gilt,
Bonds	GBP	3.75	9/7/21	175,000		322,742
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	2,170,000		4,190,814
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	2,905,000		5,614,906
United Kingdom Gilt,
Bonds	GBP	4.75	12/7/30	165,000		339,649
United Kingdom Gilt,
Bonds	GBP	8.00	6/7/21	1,080,000		2,601,464
United Kingdom Gilt,
Bonds	GBP	8.75	8/25/17	1,415,000		3,102,210
						44,621,666
United States—31.0%
Ally Auto
Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	81,690		81,958
Ally Financial,
Gtd. Notes		4.50	2/11/14	170,000		172,762
Ally Financial,
Gtd. Notes		5.50	2/15/17	1,520,000		1,545,486
Ally Master Owner Trust,
Ser. 2011-5, Cl. A		0.89	6/15/15	945,000	[d]	946,608
Altria Group,
Gtd. Notes		4.75	5/5/21	575,000		653,270
Altria Group,
Gtd. Notes,		10.20	2/6/39	65,000		106,064
American
International Group,
Sr. Unscd. Notes		4.88	6/1/22	800,000		820,180
Anadarko Petroleum,
Sr. Unscd. Notes,		6.38	9/15/17	235,000		273,291

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Aristotle Holding,
Gtd. Notes,		2.10	2/12/15	540,000	[c]	545,624
Bank of America,
Sr. Unscd. Notes		3.88	3/22/17	1,035,000		1,055,482
Bank of America,
Sr. Unscd. Notes		5.63	7/1/20	1,115,000		1,195,686
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	200,000		278,870
Burlington North Santa Fe,
Sr. Unscd. Notes		5.05	3/1/41	150,000		165,731
Cargill,
Sr. Unscd. Notes		3.25	11/15/21	625,000	[c]	636,886
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	630,000		634,777
CIT Group,
Sr. Unscd. Notes		5.00	5/15/17	520,000		535,925
Citigroup,
Sr. Unscd. Notes		2.65	3/2/15	1,060,000		1,060,547
Citigroup,
Sr. Unscd. Notes		4.50	1/14/22	815,000		844,056
Comcast,
Gtd. Notes		4.65	7/15/42	1,215,000		1,220,464
Comcast,
Gtd. Notes		5.90	3/15/16	150,000		172,893
CVS Pass-Through Trust,
Pass Thru Certificates Notes		5.77	1/10/33	145,000	[c]	160,838
CVS Pass-Through Trust,
Pass Thru Certificates Notes		6.04	12/10/28	342,727		387,577
Deere & Company,
Sr. Unscd. Notes		3.90	6/9/42	2,365,000		2,359,963
Diageo Investment,
Gtd. Notes		4.25	5/11/42	900,000		956,550
DIRECTV Holdings,
Gtd. Notes,		5.00	3/1/21	500,000		550,271

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Enterprise Products Operating,
Gtd. Notes		6.13	10/15/39	325,000		369,461
EQT,
Sr. Unscd. Notes		8.13	6/1/19	135,000		162,121
Federal Home Loan
Mortgage Corp.		3.50	6/1/42	2,200,000	[f]	2,320,858
Federal National		3.50	10/1/41—	13,400,173	[f]	14,165,552
Mortgage Association			6/1/42
Federal National		3.50	7/1/41—	10,310,000	[f,g]	10,815,933
Mortgage Association			8/1/41
Ford Motor Credit,
Sr. Unscd. Notes		3.00	6/12/17	500,000		497,812
Ford Motor Credit,
Sr. Unscd. Notes		3.88	1/15/15	1,210,000		1,246,824
General Electric Capital,
Sr. Unscd. Notes		4.63	1/7/21	205,000		225,880
General Electric Capital,
Sub. Notes		5.30	2/11/21	300,000		337,304
Gilead Sciences,
Sr. Unscd. Notes,		3.05	12/1/16	620,000		655,214
Goldman Sachs Group,
Sr. Unscd. Notes		5.75	1/24/22	310,000		327,840
Goldman Sachs Group,
Sr. Unscd. Notes		6.00	6/15/20	380,000		406,320
HSBC USA,
Sr. Unscd. Notes		2.38	2/13/15	1,200,000		1,214,443
Hyundai Capital America,
Gtd. Notes		4.00	6/8/17	475,000	[c]	491,998
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. AM		5.88	2/12/51	525,000	[d]	562,171
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.35	8/15/21	1,055,000		1,115,543
JPMorgan Chase Bank NA,
Sub. Notes	EUR	4.38	11/30/21	450,000	[d]	531,604

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Kinder Morgan
Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	165,000		198,406
Kraft Foods,
Sr. Unscd. Notes		5.38	2/10/20	465,000		551,138
Lamar Media,
Gtd. Notes		5.88	2/1/22	350,000	[c]	360,500
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	130,000		171,507
Liberty Mutual Group,
Gtd. Notes		4.95	5/1/22	435,000	[c]	433,134
Macy’s Retail Holdings,
Gtd. Notes		5.13	1/15/42	205,000		216,637
Macy’s Retail Holdings,
Gtd. Notes		6.38	3/15/37	275,000		325,984
Marathon Petroleum,
Sr. Unscd. Notes		5.13	3/1/21	380,000		426,203
MetLife Institutional Funding II,
Scd. Notes		1.37	4/4/14	1,075,000	[c,d]	1,080,773
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	540,000	[b]	558,900
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/24/20	425,000		416,472
NBCUniversal Media,
Sr. Unscd. Notes		4.38	4/1/21	95,000		104,703
NBCUniversal Media,
Sr. Unscd. Notes		5.15	4/30/20	385,000		442,731
News America,
Gtd. Notes		6.90	3/1/19	355,000		437,106
Peabody Energy,
Gtd. Notes		6.00	11/15/18	505,000	[b,c]	505,000
Peabody Energy,
Gtd. Notes		6.25	11/15/21	240,000	[c]	238,800
Pepsico,
Sr. Unscd. Notes		0.80	8/25/14	650,000		652,743
Philip Morris International,
Sr. Unscd. Notes		2.90	11/15/21	565,000		583,033

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	125,000		151,154
Philip Morris International,
Sr. Unscd. Notes	6.88	3/17/14	135,000		149,107
Phillips 66,
Gtd. Notes	5.88	5/1/42	430,000	[c]	464,578
Plains All American Pipeline,
Gtd. Notes	4.25	9/1/12	300,000		301,379
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	135,000		152,819
Plains All American Pipeline,
Gtd. Notes	8.75	5/1/19	65,000		85,847
Prudential Financial,
Sr. Unscd Notes	4.50	11/15/20	650,000		690,200
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	200,000		221,679
Puget Energy,
Sr. Scd. Notes	6.00	9/1/21	170,000		181,263
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	110,000		139,734
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	515,000	[c]	572,340
Santander Drive
Auto Receivables Trust,
Ser. 2012-1, Cl. B	2.72	5/15/16	365,000		371,146
Sempra Energy,
Sr. Unscd. Notes	1.23	3/15/14	770,000	[d]	771,947
SLM,
Sr. Unscd. Notes	7.25	1/25/22	730,000		775,625
SLM Student Loan Trust,
Ser. 2011-B, Cl. A1	1.09	12/16/24	850,463	[c,d]	848,051
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	200,000		198,500
Time Warner,
Gtd. Notes	5.38	10/15/41	320,000		341,814
Time Warner Cable,
Gtd. Notes	4.00	9/1/21	300,000		315,861

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
U.S. Treasury Notes	1.75	5/15/22	2,000,000	[b]	2,016,562
United Technologies,
Sr. Unscd. Notes	4.50	6/1/42	1,485,000		1,638,087
Unitedhealth Group,
Sr. Unscd. Notes	2.88	3/15/22	570,000		577,073
Ventas Realty,
Gtd. Notes	4.25	3/1/22	245,000		247,171
Verizon Communications,
Sr. Unscd. Notes	4.75	11/1/41	535,000		590,868
Weatherford International,
Gtd. Notes	6.75	9/15/40	350,000		394,158
Wells Fargo & Co.
Sr. Unscd. Notes	2.63	12/15/16	910,000		936,181
WM Wrigley Jr.,
Sr. Scd. Notes	3.70	6/30/14	380,000	[c]	392,810
Xerox,
Sr. Unscd. Notes	1.29	5/16/14	190,000	[d]	189,849
					74,228,210
Total Bonds and Notes
(cost $220,989,728)					226,040,036

Short-Term Investments—5.1%
U.S. Treasury Bills:
0.04%, 7/12/12			11,000,000		10,999,824
0.11%, 8/16/12			1,120,000	[h]	1,119,941
Total Short-Term Investments
(cost $12,119,717)					12,119,765

Other Investment—2.9%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,883,347)			6,883,347	[i]	6,883,347

Investment of Cash Collateral
for Securities Loaned—1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,727,831)	2,727,831[i]	2,727,831
Total Investments (cost $242,720,623)	103.3%	247,770,979
Liabilities, Less Cash and Receivables	(3.3%)	(7,950,494)
Net Assets	100.0%	239,820,485

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro
GBP—British Pound
JPY—JapaneseYen
MXN—Mexican New Peso
NOK—Norwegian Krone
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
SEK—Swedish Krona
ZAR—South African Rand
b Security, or portion thereof, on loan.At June 30, 2012, the value of the fund’s securities on loan was $4,902,002 and the value of the collateral held by the fund was $5,813,112, consisting of cash collateral of $2,727,831 and
U.S Government & Agency securities valued at $3,085,281.
c Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2012, these securities were valued at $50,136,691 or 20.9% of net assets.
d Variable rate security—interest rate subject to periodic change.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
g Purchased on a forward commitment basis.
h Held by or on behalf of a counterparty for open financial futures positions.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Foreign/Governmental	37.5	Asset/Commercial/
Corporate Bonds	33.0	Residential Mortgage-Backed	11.5
U.S. Government/Agencies	12.2	Short-Term/Money Market
		Investments	9.1
			103.3

† Based on net assets.
See notes to financial statements.

The Fund	21

STATEMENT OF FINANCIAL FUTURES
June 30, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2012($)
Financial Futures Long
Canadian 10 Year Bonds	5	679,943	September 2012	6,028
Euro-Bund	6	1,069,856	September 2012	(14,052)
Euro-Schatz	33	4,614,655	September 2012	(7,916)
Japanese 10 Year Bonds	4	7,190,342	September 2012	18,112
U.S. Treasury 2 Year Notes	68	14,972,750	September 2012	(1,132)
Financial Futures Short
Euro-Bobl	6	(955,885)	September 2012	7,207
U.S. Treasury 5 Year Notes	72	(8,925,750)	September 2012	1,549
U.S. Treasury 10 Year Notes	182	(24,274,250)	September 2012	23,676
U.S. Treasury Ultra
Long Term Bonds	32	(5,339,000)	September 2012	85,715
Gross Unrealized Appreciation				142,287
Gross Unrealized Depreciation				(23,100)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,902,002)—Note 1(c):
Unaffiliated issuers		233,109,445	238,159,801
Affiliated issuers		9,611,178	9,611,178
Cash			169,457
Cash denominated in foreign currencies		7,608,791	7,710,521
Receivable for investment securities sold			18,504,253
Dividends, interest and securities lending income receivable			2,052,254
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			503,508
Unrealized appreciation on swap contracts—Note 4			343,110
Receivable for shares of Beneficial Interest subscribed			241,866
Receivable for futures variation margin—Note 4			182,895
Prepaid expenses			30,196
			277,509,039
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(d)			116,592
Due to Administrator—Note 3(a)			14,884
Payable for investment securities purchased			34,114,845
Liability for securities on loan—Note 1(c)			2,727,831
Payable for shares of Beneficial Interest redeemed			363,963
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			289,843
Accrued expenses			60,596
			37,688,554
Net Assets ($)			239,820,485
Composition of Net Assets ($):
Paid-in capital			233,113,158
Accumulated distributions in excess of investment income—net			(1,559,013)
Accumulated net realized gain (loss) on investments			2,522,509
Accumulated net unrealized appreciation (depreciation) on investments, swap transactions and foreign currency transactions (including
$119,187 net unrealized appreciation on financial futures)			5,743,831
Net Assets ($)			239,820,485

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	61,965,854	13,057,335	164,797,296
Shares Outstanding	2,894,123	611,805	7,686,775
Net Asset Value Per Share ($)	21.41	21.34	21.44

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	3,139,685
Income from securities lending—Note 1(c)	7,157
Dividends;
Affiliated issuers	4,161
Total Income	3,151,003
Expenses:
Investment advisory fee—Note 3(a)	437,520
Shareholder servicing costs—Note 3(d)	152,466
Administration fee—Note 3(a)	89,305
Distribution fees—Note 3(c)	44,690
Professional fees	37,406
Prospectus and shareholders’ reports	22,449
Registration fees	18,836
Custodian fees—Note 3(d)	17,607
Trustees’ fees and expenses—Note 3(e)	9,876
Administrative service fees—Note 3(b)	5,701
Loan commitment fees—Note 2	967
Miscellaneous	24,056
Total Expenses	860,879
Less—reduction in fees due to earnings credits—Note 3(d)	(25)
Net Expenses	860,854
Investment Income—Net	2,290,149
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	2,523,563
Net realized gain (loss) on financial futures	(873,949)
Net realized gain (loss) on swap transactions	(77,191)
Net realized gain (loss) on forward foreign currency exchange contracts	2,280,458
Net Realized Gain (Loss)	3,852,881
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	595,039
Net unrealized appreciation (depreciation) on financial futures	317,118
Net unrealized appreciation (depreciation) on swap transactions	260,650
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	743,494
Net Unrealized Appreciation (Depreciation)	1,916,301
Net Realized and Unrealized Gain (Loss) on Investments	5,769,182
Net Increase in Net Assets Resulting from Operations	8,059,331

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	2,290,149	4,121,340
Net realized gain (loss) on investments	3,852,881	(75,498)
Net unrealized appreciation
(depreciation) on investments	1,916,301	1,893,547
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,059,331	5,939,389
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(254,944)	(1,699,732)
Class C Shares	(10,349)	(306,004)
Class I Shares	(901,937)	(5,381,475)
Net realized gain on investments:
Class A Shares	—	(3,861)
Class C Shares	—	(667)
Class I Shares	—	(11,739)
Total Dividends	(1,167,230)	(7,403,478)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	20,510,799	30,956,514
Class C Shares	3,003,627	6,932,896
Class I Shares	34,703,264	74,675,907
Dividends reinvested:
Class A Shares	252,430	1,683,367
Class C Shares	10,261	303,637
Class I Shares	287,565	3,837,389
Cost of shares redeemed:
Class A Shares	(9,061,410)	(13,698,964)
Class C Shares	(1,106,936)	(1,538,906)
Class I Shares	(15,485,658)	(32,635,132)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	33,113,942	70,516,708
Total Increase (Decrease) in Net Assets	40,006,043	69,052,619
Net Assets ($):
Beginning of Period	199,814,442	130,761,823
End of Period	239,820,485	199,814,442
Undistributed distributions in excess of
investment income—net	(1,559,013)	(2,681,932)

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Capital Share Transactions:
Class A
Shares sold	972,765	1,474,689
Shares issued for dividends reinvested	11,858	80,939
Shares redeemed	(429,114)	(651,716)
Net Increase (Decrease) in Shares Outstanding	555,509	903,912
Class C
Shares sold	142,779	330,903
Shares issued for dividends reinvested	481	14,659
Shares redeemed	(52,587)	(73,569)
Net Increase (Decrease) in Shares Outstanding	90,673	271,993
Class I
Shares sold	1,227,232	3,546,669
Shares issued for dividends reinvested	422,865	184,228
Shares redeemed	(729,420)	(1,550,933)
Net Increase (Decrease) in Shares Outstanding	920,677	2,179,964

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2012	Year Ended December 31,
Class A Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	20.74	20.84	20.73	20.92
Investment Operations:
Investment income—net[b]	.20	.48	.59	.08
Net realized and unrealized
gain (loss) on investments	.56	.21	.60	(.07)
Total from Investment Operations	.76	.69	1.19	.01
Distributions:
Dividends from investment income—net	(.09)	(.79)	(1.08)	(.20)
Dividends from net realized
gain on investments	—	(.00)[c]	—	—
Total Distributions	(.09)	(.79)	(1.08)	(.20)
Net asset value, end of period	21.41	20.74	20.84	20.73
Total Return (%)[d]	3.67[e]	3.36	5.77	.03[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[f]	1.00	1.08	.98[f]
Ratio of net expenses
to average net assets	.95[f]	.98	.90	.90[f]
Ratio of net investment income
to average net assets	1.93[f]	2.26	2.86	4.40[f]
Portfolio Turnover Rate	131.83[e]	267.08[g]	210.75[g]	131.97[g]
Net Assets, end of period ($ x 1,000)	61,966	48,509	29,900	10

a	From December 2, 2009 (commencement of initial offering) to December 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2011,
2010 and 2009 were 247.48%, 206.04% and 111.36%, respectively.
See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2012	Year Ended December 31,
Class C Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	20.68	20.79	20.73	20.92
Investment Operations:
Investment income—net[b]	.12	.31	.42	.06
Net realized and unrealized
gain (loss) on investments	.56	.23	.60	(.07)
Total from Investment Operations	.68	.54	1.02	(.01)
Distributions:
Dividends from investment income—net	(.02)	(.65)	(.96)	(.18)
Dividends from net realized
gain on investments	—	(.00)[c]	—	—
Total Distributions	(.02)	(.65)	(.96)	(.18)
Net asset value, end of period	21.34	20.68	20.79	20.73
Total Return (%)[d]	3.27[e]	2.56	5.01	(.03)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[f]	1.76	1.87	1.73[f]
Ratio of net expenses
to average net assets	1.70[f]	1.73	1.65	1.65[f]
Ratio of net investment income
to average net assets	1.18[f]	1.47	2.12	3.65[f]
Portfolio Turnover Rate	131.83[e]	267.08[g]	210.75[g]	131.97[g]
Net Assets, end of period ($ x 1,000)	13,057	10,778	5,181	10

a	From December 2, 2009 (commencement of initial offering) to December 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	The portfolio turnover rates excluding mortgage dollar transactions for the periods ended December 31, 2011, 2010 and 2009 were 247.48%, 206.04% and 111.36%, respectively.
See notes to financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Class I Shares	(Unaudited)	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	20.77	20.86	20.72	18.53	18.73	18.60
Investment Operations:
Investment income—net[b]	.23	.54	.75	.91	.86	.85
Net realized and unrealized
gain (loss) on investments	.56	.23	.49	1.90	.53	(.06)[c]
Total from Investment Operations	.79	.77	1.24	2.81	1.39	.79
Distributions:
Dividends from
investment income—net	(.12)	(.86)	(1.10)	(.62)	(1.59)	(.66)
Dividends from net realized
gain on investments	—	(.00)[d]	—	—	—	—
Total Distributions	(.12)	(.86)	(1.10)	(.62)	(1.59)	(.66)
Net asset value, end of period	21.44	20.77	20.86	20.72	18.53	18.73
Total Return (%)	3.82[e]	3.72	6.02	15.48	7.50	4.30
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.65[f]	.67	.78	.92	1.02	.91
Ratio of net expenses
to average net assets	.65[f]	.66	.65	.65	.65	.65[g]
Ratio of net investment income
to average net assets	2.23[f]	2.58	3.50	4.62	4.52	4.54
Portfolio Turnover Rate	131.83[e] 267.08[h] 210.75[h] 131.97[h]				190[h]	274[h,i]
Net Assets, end of period
($ x 1,000)	164,797	140,527	95,681	72,910	43,409	40,833

a	The fund commenced offering three classes of shares on December 2, 2009. Effective September 1, 2009, the existing shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount includes litigation proceeds received by the fund of $.01 for the year ended December 31, 2007.
d	Amount represents less than $.01 per share.
e	Not annualized.
f	Annualized.
g	Includes the fund’s share of The Standish Mellon Global Fixed Income Portfolio’s (the Portfolio) allocated expenses.
h	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2011,
2010, 2009, 2008 and 2007 were 247.48%, 206.04%, 111.36%, 116% and 128%, respectively.
i	On October 25, 2007, the fund, which owned 100% of the Portfolio on such date, withdrew entirely from the Portfolio and received the Portfolio’s securties and cash in exchange for its interest in the Portfolio. Effective October 26, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents activity of both the fund and the Portfolio for 2007.
See notes to financial statements.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Global Fixed Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering eleven series, including the fund. The fund’s investment objective seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are subject to a sale charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy The Service’s procedures are reviewed by Dreyfus under the general supervision of the Trust’s Board of Trustees.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Trust’s Board of Trustees.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	15,198,538	—	15,198,538
Commercial
Mortgage-Backed	—	562,171	—	562,171
Corporate Bonds†	—	79,022,866	—	79,022,866
Foreign Government	—	90,053,633	—	90,053,633
Mutual Funds	9,611,178	—	—	9,611,178
Residential
Mortgage-Backed	—	11,883,923	—	11,883,923
U.S. Government
Agencies/
Mortgage-Backed	—	27,302,343	—	27,302,343
U.S. Treasury	—	14,136,327	—	14,136,327
Other Financial
Instruments:
Financial Futures††	142,287	—	—	142,287
Forward Foreign
Currency Exchange
Contracts††	—	503,508	—	503,508
Swaps††	—	343,110	—	343,110
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(23,100)	—	—	(23,100
Forward Foreign
Currency Exchange
Contracts††	—	(289,843)	—	(289,843)
†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

For the period ended June 30, 2012, there were no transfers of securities, forward contracts, financial futures or swaps between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2012,The Bank of New York Mellon earned $3,854 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value				Value	Net
Company	12/31/2011	($)	Purchases ($)	Sales	($) 6/30/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	7,435,734		88,806,355	89,358,742	6,883,347	2.9
Dreyfus
Institutional
Cash
Advantage				10,105,332
Fund	2,038,000		10,795,163		2,727,831	1.1
Total	9,473,734		99,601,518	99,464,074	9,611,178	4.0

 (e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $651,181 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011.These post-enactment short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $7,387,445 and long-term capital gains $16,033.The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncement: In April 2011, FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU 2011-03 was effective for new transfers and existing transactions that were modified in the first interim or annual period beginning on or after December 15, 2011.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service. Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affil-

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

iates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to Administration Agreement, the fund was charged $89,305 during the period June 30, 2012.

During the period ended June 30, 2012, the Distributor retained $478 from commissions earned on sales of the fund’s Class A shares and $42 from CDSCs on redemptions of the fund’s Class C shares.

(b)The fund pays administrative service fees for Class I shares.These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities (“Plan Administrators”) that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, Class I shares pay each Plan Administrator an administrative service fee an amount of up to .15% (on an annualized basis) of the average daily net assets attributable to Class I shares that are held in accounts serviced by such Plan Administrators. During the period ended June 30, 2012, Class I shares were charged $5,701 for administrative service fees.The fund’s adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as for marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the fund or cooperate with the distributor’s promotional efforts.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2012, Class C shares were charged $44,690 pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2012, Class A and Class C shares were charged $70,517 and $14,897, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of theTrust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. Since May 29, 2012, DTI has also provided certain cash management services for the fund. During the period ended June 30, 2012, the fund was charged $4,466 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $17,607 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $520

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $25.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $76,933, Plan fees $7,910, Shareholder Services Plan fees $15,238, custodian fees $10,096, Chief Compliance Officer fees $3,183 and transfer agency per account fees $3,232.

(e) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures and swap transactions, during the period ended June 30, 2012, amounted to $310,455,456 and $275,596,554, respectively.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2012 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2]	485,397	Interest rate risk[1]	(23,100)
Foreign exchange risk[3]	503,508	Foreign exchange risk[4]	(289,843)
Gross fair value of
derivatives contracts	988,905		(312,943)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on swap contracts.
3	Unrealized appreciation on forward foreign currency exchange contracts.
4	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2012 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
	Financial	Forward
Underlying risk	Futures[5]	Contracts[6]	Swaps[7]	Total
Interest rate	(873,949)	—	(77,191)	(951,140)
Foreign exchange	—	2,280,458	—	2,280,458
Total	(873,949)	2,280,458	(77,191)	1,329,318

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
	Financial	Forward
Underlying risk	Futures[8]	Contracts[9]	Swaps[10]	Total
Interest rate	317,118	—	260,650	577,768
Foreign exchange	—	743,494	—	743,494
Total	317,118	743,494	260,650	1,321,262

Statement of Operations location:
5	Net realized gain (loss) on financial futures.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net realized gain (loss) on swap transactions.
8	Net unrealized appreciation (depreciation) on financial futures.
9	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[10] Net unrealized appreciation (depreciation) on swap transactions.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equiv-alents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clear-

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

inghouse guarantees the financial futures against default. Financial futures open at June 30, 2012 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2012:

Forward Foreign
Currency		Foreign			Unrealized
Exchange		Currency			Appreciation
Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Mexican New Peso,
Expiring
7/27/2012	[a]	48,840,000	3,561,048	3,650,929	89,881
Singapore Dollar,
Expiring
7/27/2012	[b]	3,090,000	2,420,644	2,439,294	18,650
South Korean Won,
Expiring
7/27/2012	[c]	5,484,030,000	4,803,179	4,778,539	(24,640)

Forward Foreign
Currency	Foreign			Unrealized
Exchange	Currency			Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Australian Dollar,
Expiring
7/27/2012[b]	3,370,000	3,376,077	3,439,771	(63,694)
Brazilian Real,
Expiring
7/27/2012[b]	2,240,000	1,091,512	1,108,389	(16,877)
British Pound,
Expiring:
7/27/2012[b]	1,305,000	2,054,109	2,043,701	10,408
7/27/2012[c]	2,310,000	3,635,363	3,617,586	17,777
7/27/2012[d]	720,000	1,126,849	1,127,559	(710)
7/27/2012[e]	6,610,000	10,401,893	10,351,620	50,273
7/27/2012[f]	1,710,000	2,691,150	2,677,953	13,197
Canadian Dollar,
Expiring
7/27/2012[c]	13,360,000	13,095,600	13,114,200	(18,600)
Chilean Peso,
Expiring
7/27/2012[g]	1,033,830,000	2,080,351	2,055,778	24,573
Euro,
Expiring:
7/27/2012[b]	6,670,000	8,476,303	8,442,783	33,520
7/27/2012[c]	7,220,000	9,155,497	9,138,964	16,533
7/27/2012[e]	5,910,000	7,509,719	7,480,786	28,933
7/27/2012[f]	7,100,000	9,025,733	8,987,070	38,663
7/27/2012[h]	8,840,000	11,099,312	11,189,535	(90,223)
7/27/2012[i]	6,030,000	7,578,300	7,632,681	(54,381)
7/27/2012[j]	5,020,000	6,376,039	6,354,238	21,801
Japanese Yen,
Expiring:
7/27/2012[c]	522,650,000	6,584,401	6,541,136	43,265
7/27/2012[d]	398,710,000	4,988,015	4,989,987	(1,972)
7/27/2012[e]	517,560,000	6,520,112	6,477,433	42,679
7/27/2012[f]	313,080,000	3,917,778	3,918,299	(521)
7/27/2012[j]	266,938,000	3,362,702	3,340,817	21,885
7/27/2012[k]	339,485,000	4,271,809	4,248,766	23,043
Norwegian Krone,
Expiring
7/27/2012[h]	4,430,000	749,729	743,939	5,790
Peruvian Nuevo Sol,
Expiring
7/27/2012[g]	1,570,000	590,265	587,628	2,637

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign
Currency	Foreign			Unrealized
Exchange	Currency			Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
South African Rand,
Expiring:
7/27/2012[c]	35,450,000	4,307,781	4,317,627	(9,846)
7/27/2012[h]	26,610,000	3,238,605	3,240,961	(2,356)
Swedish Krona,
Expiring:
7/27/2012[e]	3,470,000	498,698	501,095	(2,397)
7/27/2012[h]	5,070,000	728,522	732,148	(3,626)
Gross Unrealized
Appreciation				503,508
Gross Unrealized
Depreciation				(289,843)

Counterparties:
a JPMorgan Chase & Co.
b Goldman Sachs
c Credit Suisse First Boston
d Barclays Capital
e Deutsche Bank
f Commonwealth Bank of Australia
g Citigroup
h Morgan Stanley
i Royal Bank of Scotland
j UBS
k Merrill Lynch

Swap Transactions:The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to real-

ized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counter-party over the contract’s remaining life, to the extent that the amount is positive.This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at June 30, 2012:

Notional	Reference		(Pay)/Receive	Unrealized
Amount ($)	Entity/Currency	Counterparty	Fixed Rate (%) Expiration	Appreciation ($)

6,500,000	EUR—1 Year Libor	JP Morgan	1.91 11/4/2016	343,110

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

      The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2012:

Average Market Value ($)
Interest rate financial futures	61,945,803
Forward contracts	122,916,073

The following summarizes the average notional value of swap contracts outstanding during the period ended June 30, 2012:
Average Notional Value ($)
Interest rate swap contracts	8,444,435

At June 30, 2012, accumulated net unrealized appreciation on investments was $5,050,356, consisting of $7,451,771 gross unrealized appreciation and $2,401,415 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On July 25-26, 2012, the Trust’s Board of Trustees, on behalf of both the fund and Dreyfus/Standish International Fixed Income Fund (the “Acquired Fund”), approved a Plan of Reorganization. The merger is subject to the approval of the shareholders of the Acquired Fund at a meeting to be held on or about November 15, 2012. If approved, the merger is anticipated to occur on or about January 25, 2013.The merger provides for the Acquired Fund to transfer all of its assets, subject to its liabilities, to the fund in exchange for a number of Class I shares of the fund of equal value to the assets less liabilities of the Acquired Fund. The fund’s Class I shares will then be distributed to the Acquired Fund’s shareholders on a pro rata basis in liquidation of the Acquired Fund.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AGREEMENT
AND THE APPROVAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT AND THE APPROVAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group median and above the Performance Universe median for all reporting periods, except the two- and ten-year periods when the fund’s total return performance was below and at the Performance Universe medians, respectively. The Board also noted that the fund’s yield performance was variously above, at or below the Performance Group and Performance Universe medians for all ten one-year periods ended December 31. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus had contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund	51

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT AND THE APPROVAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	53

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Financial Futures
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements
43	Information About the Renewal of the Fund’s Investment Advisory Agreement and the Renewal of the Fund’s Administration Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
International Fixed
Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish International Fixed Income Fund, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive up prices of higher yielding bonds in early 2012, when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, higher yielding bond market sectors gave back some of their previous gains, while yields of U.S.Treasury securities declined to levels not seen since the 1940s.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, potentially setting the stage for a stronger economic rebound in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by David Leduc, CFA, and Brendan Murphy, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus/Standish International Fixed Income Fund’s Class I shares achieved a total return of 4.09%.1 In comparison, the Barclays Global Aggregate ex-U.S. Index (Hedged) (the “Index”), the fund’s benchmark, achieved a total return of 2.86% for the same period.2

International bonds remained volatile as market sentiment shifted along with investors’ views of a sovereign debt crisis in Europe, an uneven U.S. economic recovery and slower growth in China.The fund’s return was higher than its benchmark, mainly due to our security selection strategy among U.S. corporate bonds and European sovereign bonds.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity, by normally investing at least 80% of its net assets in fixed income securities.The fund also normally invests at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets. The fund always invests in at least five countries other than the United States.The fund’s investment may include bonds, notes, mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stock and money market instruments. To protect the U.S. dollar value of the fund’s assets, we hedge most, but not necessarily all, of the portfolio’s foreign currency exposure.

The portfolio managers focus on identifying undervalued government bond markets, currencies, sectors and securities.The portfolio managers look for fixed income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features.The portfolio managers select securities for the fund’s portfolio by using fundamental economic

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

research and quantitative analysis and focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors.

European Sovereign Debt Crisis Fueled Heightened Volatility

Investor confidence already had begun to recover from severe bouts of volatility by the start of 2012, as the European Union seemed to make progress in addressing some of the region’s financial problems. In addition, inflationary pressures in China moderated, and its economy appeared headed for a “soft landing,” while the U.S. economy posted gains in employment and manufacturing activity. Consequently, higher yielding securities rallied as yield differences narrowed along the global markets’ credit-quality spectrum. Meanwhile, yields of sovereign bonds from troubled European nations declined to more manageable levels.

However, these positive influences were called into question in the second quarter, when the U.S. labor market’s rebound slowed as the public sector shed jobs and gains in the private sector proved more anemic than expected.At the same time, proposed bailout programs in Europe encountered political resistance in several countries, including Greece. These headwinds caused renewed weakness in the global bond market over the second quarter of the year, partly offsetting previous gains.

Security Selection Strategy Buoyed Fund Performance

The fund received positive contributions to its relative performance from an emphasis on U.S. corporate bonds at the lower end of the investment-grade credit spectrum, which gained value during the first quarter of 2012 and held up relatively well during the second quarter. The fund also participated in gains among sovereign bonds from Spain and Italy early in the year, and a shift away from these securities proved well timed as reduced exposure protected the fund from subsequent market turmoil in Europe. The fund also benefited from sovereign bonds in Slovakia, where investors were relatively optimistic about economic growth, manageable debt levels and attractive valuations.

The fund’s currency strategies added a degree of value, primarily through overweighted exposure to the Mexican peso and U.S. dollar and an underweighted position in the euro. Finally, European covered bonds, which are secured by pools of residential mortgages, fared relatively well over the first half of 2012.

4

Our interest rate strategies proved somewhat less effective, as overweighted exposure to short-term maturities in Canada detracted mildly from relative performance. We employed futures contracts to implement the fund’s interest rate strategies.

Adjusting to a Changing Market Environment

Although interest rates are likely to remain low in many markets for some time, we expect bouts of heightened market volatility to persist over the second half of 2012 as investors react to economic and political headlines in Europe and other regions of the world. Consequently, we have maintained a generally cautious investment posture, particularly regarding Europe, where the region’s underlying debt problems continue despite measures to shore up the banking system. Instead, we have continued to favor U.S. corporate debt and sovereign bonds from the emerging markets, where market fundamentals remain relatively strong.

July 16, 2012

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: FACTSET — Reflects reinvestment of dividends and, where applicable, capital gain
distributions.The Barclays Capital Global Aggregate ex-U.S. Index (Hedged) is designed to measure the performance of global investment-grade, fixed-rate debt markets, excluding the United
States, hedged into U.S. dollars. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish International Fixed Income Fund from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

Expenses paid per $1,000†	$3.91
Ending value (after expenses)	$1,040.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

Expenses paid per $1,000†	$3.87
Ending value (after expenses)	$1,021.03

Expenses are equal to the fund’s annualized expense ratio of .77% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—95.9%		Rate (%)	Date	Amount ($)[a]		Value ($)
Australia—3.1%
FMG Resources (August 2006),
Gtd. Notes		6.38	2/1/16	215,000	[b]	218,763
Queensland Treasury,
Gov’t Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	860,000		907,378
Queensland Treasury,
Gov’t Gtd. Notes, Ser. 15	AUD	6.00	10/14/15	575,000		640,450
Queensland Treasury,
Gov’t Gtd. Notes, Ser. 21	AUD	6.00	6/14/21	780,000		923,563
SMART Trust,
Ser. 2011-1USA, Cl. A3B		1.09	10/14/14	434,235	[b,c]	435,082
						3,125,236
Austria—.9%
Austrian Government,
Sr. Unscd. Bonds	EUR	3.90	7/15/20	620,000	[b]	883,027
Belgium—1.6%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	130,000		319,960
Anheuser-Busch InBev Worldwide,
Gtd. Notes		4.38	2/15/21	195,000		222,758
Belgium Government,
Bonds, Ser. 61	EUR	4.25	9/28/21	800,000		1,108,307
						1,651,025
Brazil—1.6%
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/13	1,850,000		931,582
Petrobras
International Finance,
Gtd. Notes	EUR	5.88	3/7/22	370,000		519,449
Vale Overseas,
Gtd. Notes		6.25	1/23/17	150,000		171,344
						1,622,375
Canada—7.6%
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	185,000	[b]	234,703
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	200,000	[b]	197,334

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Canada (continued)
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	725,000	[b]	717,904
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2011-1A, Cl. A2	CAD	2.63	8/17/14	675,000	[b]	667,501
Canadian Government,
Bonds	CAD	3.75	6/1/19	415,000		468,798
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	655,000		1,132,112
CNH Capital Canada
Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	755,000	[b]	748,370
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	440,000	[b]	433,703
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	550,000		542,945
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	430,000	[b]	425,081
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	150,000	[b]	149,692
Province of Ontario Canada,
Bonds	CAD	4.40	3/8/16	1,200,000		1,293,480
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	340,000		395,043
Videotron,
Gtd. Notes		5.00	7/15/22	270,000	[b]	275,400
						7,682,066
Chile—1.6%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	541,000,000		1,157,194
CODELCO,
Sr. Unscd. Notes		3.88	11/3/21	240,000	[b]	253,652
Empresa Nacional de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	245,000	[b]	257,193
						1,668,039
France—5.1%
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	350,000		444,551

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
France (continued)
French Government,
Bonds	EUR	3.25	10/25/21	2,005,000		2,678,634
French Government,
Bonds	EUR	4.25	4/25/19	800,000		1,152,785
French Government,
Bonds	EUR	4.50	4/25/41	500,000		739,432
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	100,000		138,813
						5,154,215
Germany—4.6%
Daimler,
Sr. Unscd. Notes	EUR	4.63	9/2/14	150,000		203,616
German Government,
Bonds	EUR	2.50	1/4/21	645,000		892,096
German Government,
Bonds	EUR	3.25	7/4/42	70,000		106,063
German Government,
Unscd. Bonds	EUR	2.00	1/4/22	2,435,000		3,212,770
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	175,000	[b]	231,429
						4,645,974
Hong Kong—.3%
Hutchison Whampoa
International,
Gtd. Notes		3.50	1/13/17	325,000	[b]	337,806
Iceland—.3%
Iceland Government,
Unscd. Notes		5.88	5/11/22	325,000	[b]	315,759
Ireland—.6%
Irish Government,
Bonds	EUR	4.60	4/18/16	300,000		372,248
Smurfit
Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	175,000	[b]	238,626
						610,874
Italy—1.9%
Italian Government,
Bonds	EUR	5.00	9/1/40	870,000		927,178

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Italy (continued)
Italian Government,
Bonds	EUR	5.50	9/1/22	775,000		965,357
						1,892,535
Japan—11.6%
Development Bank of Japan,
Gov’t Gtd. Notes	JPY	1.05	6/20/23	11,000,000		140,234
Development Bank of Japan,
Gov’t. Gtd. Bonds	JPY	1.70	9/20/22	263,000,000		3,586,894
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	93,000,000	[d]	1,236,421
Japanese Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	271,200,000		3,391,983
Japanese Government,
Sr. Unscd. Bonds, Ser. 79	JPY	2.00	6/20/25	7,600,000		104,790
Japanese Government,
Sr. Unscd. Bonds, Ser. 106	JPY	2.20	9/20/28	235,900,000		3,275,511
						11,735,833
Lithuania—.3%
Lithuanian Government,
Sr. Unscd. Notes		6.63	2/1/22	225,000	[b]	258,469
Luxembourg—.9%
ArcelorMittal,
Sr. Unscd. Notes		6.25	2/25/22	230,000		225,665
ArcelorMittal,
Sr. Unscd. Notes	EUR	4.63	11/17/17	105,000		136,303
Enel Finance International,
Gtd. Notes		5.13	10/7/19	155,000	[b]	148,286
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	220,000	[b]	231,006
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	190,000		190,000
						931,260
Mexico—1.4%
Comision Federal de Eletricidad,
Sr. Unscd. Notes		5.75	2/14/42	360,000	[b]	381,600
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	9,090,000		827,827

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Mexico (continued)
Petroleos Mexicanos,
Gtd. Notes		6.50	6/2/41	205,000	[b]	240,363
						1,449,790
Netherlands—3.3%
ABN Amro Bank,
Sr. Unscd. Notes		4.25	2/2/17	500,000	[b]	510,325
Conti-Gummi Finance,
Sr. Scd. Bonds	EUR	7.13	10/15/18	250,000	[b]	336,529
E.ON
International Finance,
Gtd. Notes	EUR	5.50	10/2/17	175,000		262,350
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	150,000		197,103
ING Bank,
Covered Notes	EUR	3.63	8/31/21	170,000		233,357
LyondellBasell Industries,
Sr. Unscd. Notes		5.00	4/15/19	250,000	[b]	263,438
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	350,000		473,078
Repsol
International Finance,
Gtd. Notes	EUR	4.88	2/19/19	200,000		227,889
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	150,000		238,330
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	300,000	[b]	307,500
Ziggo Bond,
Sr. Unscd. Notes	EUR	8.00	5/15/18	180,000	[b]	248,292
						3,298,191
Norway—1.3%
DNB Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	590,000		807,848
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	900,000		174,642
Statoil,
Gtd. Notes		4.25	11/23/41	350,000		372,445
						1,354,935

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Peru—.5%
Corp Financiera de Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	200,000	[b]	210,000
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	710,000	[b]	309,385
						519,385
Philippines—.2%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	7,000,000		173,511
Poland—.5%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	480,000		526,320
Slovakia—3.5%
Slovakian Government,
Bonds, Ser. 213	EUR	3.50	2/24/16	700,000		925,892
Slovakian Government,
Sr. Unscd. Notes	EUR	4.38	1/21/15	405,000		545,894
Slovakian Government,
Sr. Unscd. Notes		4.38	5/21/22	1,400,000	[b]	1,386,000
Slovakian Government,
Sr. Unsub. Notes	EUR	4.00	3/26/21	520,000		680,150
						3,537,936
South Africa—2.9%
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	20,645,000		1,934,960
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	7,130,000		762,457
South African Government,
Sr. Unscd. Notes		4.67	1/17/24	255,000		277,313
						2,974,730
South Korea—.2%
Export-Import
Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	155,000		202,606
Spain—.9%
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	700,000		869,818
Supranational—1.4%
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	260,000		271,502

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Supranational (continued)
Corp. Andina De Fomento,
Sr. Unscd. Notes		4.38	6/15/22	430,000		441,366
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000		751,928
						1,464,796
Sweden—2.0%
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	6,475,000		1,005,033
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	2,670,000		458,129
Swedish Government,
Bonds, Ser. 1041	SEK	6.75	5/5/14	3,700,000		590,610
						2,053,772
Switzerland—.6%
Credit Suisse Guernsey,
Covered Notes	EUR	2.13	1/18/17	500,000		653,229
United Kingdom—19.4%
Abbey National
Treasury Services,
Covered Bonds	EUR	3.63	9/8/17	350,000		468,593
Arkle Master Issuer,
Ser. 2010-2A, Cl. 2A	EUR	2.19	5/17/60	400,000	[b,c]	510,916
Arran Residential
Mortgages Funding,
Ser. 2011-1A, Cl. A1B	EUR	1.89	11/19/47	331,531	[b,c]	420,652
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	350,000		452,439
Barclays Bank,
Covered Notes	EUR	4.00	10/7/19	650,000		913,785
BP Capital Markets,
Gtd. Notes		2.25	11/1/16	120,000		123,711
BP Capital Markets,
Gtd. Notes		3.56	11/1/21	310,000		328,837
CNOOC Finance (2012),
Gtd. Notes		3.88	5/2/22	200,000	[b]	207,278
Fosse Master Issuer,
Ser. 2011-1A, Cl. A2		1.87	10/18/54	300,000	[b,c]	301,797
Fosse Master Issuer,
Ser. 2011-1A, Cl. A4	EUR	2.05	10/18/54	650,000	[b,c]	827,181

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
GlaxoSmithKline Capital,
Gtd. Notes		0.75	5/8/15	485,000		485,285
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	1.18	2/15/17	320,000	[b,c]	405,460
Gracechurch
Mortgage Financing,
Ser. 2011-1A, Cl. 2A1		2.02	11/20/56	950,000	[b,c]	958,486
Holmes Master Issuer,
Ser. 2010-1A, Cl. A2		1.87	10/15/54	265,000	[b,c]	266,388
Holmes Master Issuer,
Ser. 2011-3A, Cl. A3	EUR	2.16	10/15/54	415,000	[b,c]	528,574
Holmes Master Issuer,
Ser. 2012-1A, Cl. A4	GBP	2.77	10/15/54	325,000	[b,c]	513,371
Ineos Finance,
Sr. Scd. Notes		7.50	5/1/20	200,000	[b]	202,500
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/16	300,000		399,218
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	200,000		275,262
Lloyds TSB Bank,
Gtd. Notes		4.20	3/28/17	250,000		258,153
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	175,000		256,512
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.67	9/15/39	583,533	[b,c]	453,472
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	265,000		350,573
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	400,000		545,066
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	4.75	5/18/16	150,000		200,278
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	235,000	[c]	246,081
Sinopec Group Overseas
Development (2012),
Gtd. Notes		2.75	5/17/17	250,000	[b]	254,860
United Kingdom Gilt,
Bonds	GBP	3.75	9/7/21	65,000		119,876
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	505,000		975,282

14

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	2,080,000		4,020,312
United Kingdom Gilt,
Bonds	GBP	5.00	3/7/18	400,000		766,961
United Kingdom Gilt,
Bonds	GBP	8.75	8/25/17	1,200,000		2,630,849
						19,668,008
United States—15.8%
Ally Auto
Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	100,542		100,872
Ally Financial,
Gtd. Notes		4.50	2/11/14	100,000		101,625
Ally Financial,
Gtd. Notes		5.50	2/15/17	670,000		681,234
Ally Master Owner Trust,
Ser. 2011-5, Cl. A		0.89	6/15/15	450,000	[c]	450,766
Altria Group,
Gtd. Notes		10.20	2/6/39	25,000		40,794
American
International Group,
Sr. Unscd. Notes		4.88	6/1/22	335,000		343,450
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	180,000		209,329
Aristotle Holding,
Gtd. Notes		2.10	2/12/15	245,000	[b]	247,552
Bank of America,
Sr. Unscd. Notes		3.88	3/22/17	460,000		469,103
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	165,000		230,068
Burlington North Santa Fe,
Sr. Unscd. Notes		5.05	3/1/41	100,000		110,488
Cargill,
Sr. Unscd. Notes		3.25	11/15/21	295,000	[b]	300,610
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	220,000		221,668
CIT Group,
Sr. Unscd. Notes		5.00	5/15/17	235,000		242,197

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Citigroup,
Sr. Unscd. Notes		2.65	3/2/15	485,000		485,250
Citigroup,
Sr. Unscd. Notes		4.50	1/14/22	340,000		352,122
Comcast,
Gtd. Notes		4.65	7/15/42	560,000		562,518
Comcast,
Gtd. Notes		5.90	3/15/16	50,000		57,631
CVS Pass-Through Trust,
Pass Thru Notes		5.77	1/10/33	212,667	[b]	235,896
Diageo Investment,
Gtd. Notes		4.25	5/11/42	400,000		425,133
DIRECTV Holdings,
Gtd. Notes		5.00	3/1/21	250,000		275,136
Enterprise Products Operating,
Gtd. Notes		6.13	10/15/39	190,000		215,993
Ford Motor Credit,
Sr. Unscd. Notes		3.00	6/12/17	220,000		219,037
Ford Motor Credit,
Sr. Unscd. Notes		3.88	1/15/15	480,000		494,608
General Electric Capital,
Sub. Notes		5.30	2/11/21	150,000		168,652
Gilead Sciences,
Sr. Unscd. Notes		3.05	12/1/16	285,000		301,187
Goldman Sachs Group,
Sr. Unscd. Notes		5.75	1/24/22	320,000		338,416
Hyundai Capital America,
Gtd. Notes		4.00	6/8/17	220,000	[b]	227,873
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. AM		5.88	2/12/51	235,000	[c]	251,638
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.35	8/15/21	265,000		280,208
JPMorgan Chase & Co.,
Sub. Notes	EUR	4.38	11/30/21	150,000	[c]	177,201
Kraft Foods,
Sr. Unscd. Notes		5.38	2/10/20	210,000		248,901

16

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Lamar Media,
Gtd. Notes		5.88	2/1/22	155,000	[b]	159,650
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	75,000		98,946
Liberty Mutual Group,
Gtd. Notes		4.95	5/1/22	195,000	[b]	194,163
Macy’s Retail Holdings,
Gtd. Notes		5.13	1/15/42	105,000		110,960
Macy’s Retail Holdings,
Gtd. Notes		6.38	3/15/37	115,000		136,320
Metropolitan Life
Global Funding I,
Sr. Scd. Notes		2.00	1/9/15	265,000	[b]	269,048
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	245,000		253,575
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/28/21	270,000		266,488
NBCUniversal Media,
Sr. Unscd. Notes		4.38	4/1/21	55,000		60,618
Peabody Energy,
Gtd. Notes		6.00	11/15/18	240,000	[b]	240,000
Peabody Energy,
Gtd. Notes		6.25	11/15/21	115,000	[b]	114,425
PepsiCo,
Sr. Unscd. Notes		0.80	8/25/14	300,000		301,266
Philip Morris International,
Sr. Unscd. Notes		2.90	11/15/21	240,000		247,660
Phillips 66,
Gtd. Notes		5.88	5/1/42	190,000	[b]	205,278
Plains All American Pipeline,
Gtd. Notes		5.00	2/1/21	275,000		311,297
Prudential Financial,
Sr. Unscd. Notes		5.38	6/21/20	100,000		110,840
Puget Energy,
Sr. Scd. Notes		6.00	9/1/21	100,000		106,625
SABMiller Holdings,
Gtd. Notes		4.95	1/15/42	325,000	[b]	361,185

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]			Value ($)
United States (continued)
Santander Drive Auto
Receivables Trust,
Ser. 2012-1, Cl. B		2.72	5/15/16	170,000			172,862
SLM,
Sr. Unscd. Notes		7.25	1/25/22	330,000			350,625
Time Warner,
Gtd. Notes		5.38	10/15/41	125,000			133,521
Time Warner Cable,
Gtd. Notes		4.00	9/1/21	150,000			157,930
United Technologies,
Sr. Unscd. Notes		4.50	6/1/42	660,000			728,039
UnitedHealth Group,
Sr. Unscd. Notes		2.88	3/15/22	240,000			242,978
Ventas Realty,
Gtd. Notes		4.25	3/1/22	110,000			110,975
Verizon Communications,
Sr. Unscd. Notes		4.75	11/1/41	255,000			281,629
Weatherford International,
Gtd. Notes		6.75	9/15/40	100,000			112,617
Wells Fargo & Co.
Sr. Unscd. Notes		2.63	12/15/16	420,000			432,083
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	285,000			389,547
WM Wrigley Jr.,
Sr. Scd. Notes		3.70	6/30/14	170,000	[b]		175,731
Xerox,
Sr. Unscd. Notes		1.29	5/16/14	125,000	[c]		124,900
							16,028,937
Total Bonds And Notes
(cost $93,508,599)							97,290,457

Short-Term Investments—.9%
U.S. Treasury Bills;
0.10%, 8/16/12
(cost $865,885)				866,000		[e]	865,954

18

Other Investment—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $856,748)	856,748[f]	856,748

Total Investments (cost $95,231,232)	97.6%	99,013,159
Cash and Receivables (Net)	2.4%	2,419,162
Net Assets	100.0%	101,432,321

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro
GBP—British Pound
JPY—JapaneseYen
MXN—Mexican New Peso
NOK—Norwegian Krone
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
SEK—Swedish Krona
ZAR—South African Rand
b Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2012, these securities were valued at $20,434,564 or 20.1% of net assets.
c Variable rate security—interest rate subject to periodic change.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
e Held by or on behalf of a counterparty for open financial futures positions.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Foreign/Governmental	52.5	Short-Term/
Corporate Bonds	32.8	Money Market Investment	1.7
Asset/Commerical/
Residential Mortgage-Backed	10.6		97.6

† Based on net assets.
See notes to financial statements.

The Fund	19

STATEMENT OF FINANCIAL FUTURES
June 30, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 6/30/2012($)
Financial Futures Long
Canadian 10 Year Bonds	5	679,943	September 2012	6,027
Euro-Schatz	50	6,991,901	September 2012	(12,079)
Japanese 10 Year Bonds	6	10,785,513	September 2012	37,488
Long Gilt	15	2,798,155	September 2012	17,835
Financial Futures Short
U.S. Treasury 2 Year Notes	26	(5,724,875)	September 2012	2,407
U.S. Treasury 5 Year Notes	43	(5,330,656)	September 2012	1,136
U.S. Treasury 10 Year Notes	120	(16,005,000)	September 2012	20,473
U.S. Treasury 30 Year Bonds	9	(1,331,719)	September 2012	19,646
U.S. Treasury Ultra
Long Term Bonds	18	(3,003,188)	September 2012	47,869
Gross Unrealized Appreciation				152,881
Gross Unrealized Depreciation				(12,079)

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	94,374,484	98,156,411
Affiliated issuers	856,748	856,748
Cash		554,662
Cash denominated in foreign currencies	251,006	247,744
Receivable for shares of Beneficial Interest subscribed		1,547,973
Dividends and interest receivable		1,186,262
Receivable for investment securities sold		1,014,109
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		289,991
Unrealized appreciation on swap contracts—Note 4		163,637
Receivable for futures variation margin—Note 4		103,886
Prepaid expenses		15,135
		104,136,558
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		46,486
Due to Administrator—Note 3(a)		8,197
Payable for investment securities purchased		1,702,211
Unrealized depreciation on swap contracts—Note 4		408,185
Payable for shares of Beneficial Interest redeemed		400,648
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		96,296
Accrued expenses		42,214
		2,704,237
Net Assets ($)		101,432,321
Composition of Net Assets ($):
Paid-in capital		98,180,597
Accumulated distributions in excess of investment income—net		(981,149)
Accumulated net realized gain (loss) on investments		406,616
Accumulated net unrealized appreciation (depreciation) on investments, swap transactions and foreign currency transactions (including
$140,802 net unrealized appreciation on financial futures)		3,826,257
Net Assets ($)		101,432,321
Class I Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		5,148,822
Net Asset Value, offering and redemption price per share ($)		19.70

See notes to financial statements.

The Fund	21

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	1,561,806
Dividends;
Affiliated issuers	1,478
Total Income	1,563,284
Expenses:
Investment advisory fee—Note 3(a)	194,790
Administration fee—Note 3(a)	48,698
Shareholder servicing costs—Note 3(c)	43,111
Auditing fees	20,707
Custodian fees—Note 3(c)	13,031
Prospectus and shareholders’ reports	12,942
Legal fees	10,168
Registration fees	8,802
Trustees’ fees and expenses—Note 3(d)	4,467
Administrative service fees—Note 3(b)	540
Loan commitment fees—Note 2	327
Interest expense—Note 2	126
Miscellaneous	19,283
Total Expenses	376,992
Less—reduction in fees due to earnings credits—Note 3(c)	(8)
Net Expenses	376,984
Investment Income—Net	1,186,300
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	980,200
Net realized gain (loss) on financial futures	(245,426)
Net realized gain (loss) on swap transactions	(75,517)
Net realized gain (loss) on forward foreign currency exchange contracts	1,017,855
Net Realized Gain (Loss)	1,677,112
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	175,269
Net unrealized appreciation (depreciation) on financial futures	208,501
Net unrealized appreciation (depreciation) on swap transactions	77,877
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	558,868
Net Unrealized Appreciation (Depreciation)	1,020,515
Net Realized and Unrealized Gain (Loss) on Investments	2,697,627
Net Increase in Net Assets Resulting from Operations	3,883,927

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	1,186,300	2,856,718
Net realized gain (loss) on investments	1,677,112	(1,055,377)
Net unrealized appreciation
(depreciation) on investments	1,020,515	30,095
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,883,927	1,831,436
Dividends to Shareholders from ($):
Investment income—net	(2,391,303)	(4,918,206)
Net realized gain on investments	—	(425,653)
Total Dividends	(2,391,303)	(5,343,859)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	22,485,861	41,684,329
Dividends reinvested	2,309,311	5,121,013
Cost of shares redeemed	(16,433,188)	(57,681,797)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	8,361,984	(10,876,455)
Total Increase (Decrease) in Net Assets	9,854,608	(14,388,878)
Net Assets ($):
Beginning of Period	91,577,713	105,966,591
End of Period	101,432,321	91,577,713
Undistributed (distribution in excess of)
investment income—net	(981,149)	223,854
Capital Share Transactions (Shares):
Shares sold	1,141,602	2,106,059
Shares issued for dividends reinvested	117,408	262,141
Shares redeemed	(832,554)	(2,930,480)
Net Increase (Decrease) in Shares Outstanding	426,456	(562,280)

See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Class I Shares	(Unaudited)	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	19.39	20.05	19.94	18.95	18.57	18.14
Investment Operations:
Investment income—net[b]	.24	.56	.71	.74	.72	.69
Net realized and unrealized
gain (loss) on investments	.55	(.19)	.30	1.72	.75	.10
Total from Investment Operations	.79	.37	1.01	2.46	1.47	.79
Distributions:
Dividends from
investment income—net	(.48)	(.95)	(.90)	(1.47)	(1.09)	(.36)
Dividends from net realized
gain on investments	—	(.08)	—	—	—	—
Total Distributions	(.48)	(1.03)	(.90)	(1.47)	(1.09)	(.36)
Net asset value, end of period	19.70	19.39	20.05	19.94	18.95	18.57
Total Return (%)	4.09[c]	1.88	5.15	13.86	8.08	4.35
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.77[d]	.76	.72	.87	.80	.70
Ratio of net expenses
to average net assets	.77[d]	.76	.72	.80	.78	.70
Ratio of net investment income
to average net assets	2.44[d]	2.82	3.49	3.88	3.84	3.73
Portfolio Turnover Rate	101.82[c]	218.72	210.34	120.50	158[e]	168[e]
Net Assets, end of period
($ x 1,000)	101,432	91,578	105,967	92,171	60,945	99,877

a	Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2008 and
2007 were 144% and 140%, respectively.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish International Fixed Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering eleven series, including the fund. The fund’s investment objective seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.

Class I shares are sold primarily to bank trust departments and other financial service providers, (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution and bear no distribution or service fees. Class I shares are offered without a front end sales charge or contingent deferred sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

26

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Trust’s Board of Trustees.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

28

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	5,669,240	—	5,669,240
Commercial
Mortgage-Backed	—	251,638	—	251,638
Corporate Bonds†	—	33,230,028	—	33,230,028
Foreign Government	—	53,358,714	—	53,358,714
Mutual Funds	856,748	—	—	856,748
Residential
Mortgage-Backed	—	4,780,837	—	4,780,837
U.S. Treasury	—	865,954	—	865,954
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	289,991	—	289,991
Financial Futures††	152,881	—	—	152,881
Swaps††	—	163,637	—	163,637
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(96,296)	—	(96,296)
Financial Futures††	(12,079)	—	—	(12,079)
Swaps††	—	(408,185)	—	(408,185)
†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

For the period ended June 30, 2012, there were no transfers of securities, forward contracts, financial futures or swaps between Level 1 and Level 2 of the fair value hierarchy.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(e) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

30

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	6/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	6,104,207		44,947,891	50,195,350	856,748.8

(f) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

(g) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(h) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $1,174,778 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. The fund has $979,791 of post-enactment short-term capital losses and $194,987 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $4,918,313 and long-term capital gains $425,546.The tax character of the current year distributions will be determined at the end of the current fiscal year.

(i) New Accounting Pronouncement: In April 2011, FASB issued ASU

No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of

32

Effective Control for Repurchase Agreements (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU 2011-03 was effective for new transfers and existing transactions that were modified in the first interim or annual period beginning on or after December 15, 2011.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2012, was approximately $21,400 with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting ser-

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

vices, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $48,698 during the period June 30, 2012.

(b) The fund pays administrative service fees.These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities (“Plan Administrators”) that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants.As compensation for such services, the fund pays each Plan Administrator an administrative service fee an amount of up to .15% (on an annualized basis) of the fund’s average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrators. During the period ended June 30, 2012, the fund was charged $540 for administrative service fees.The fund’s adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as consideration for marketing or other distribution related services. These payments may provide an incentive for these entities to actively promote the fund or cooperate with the distributor’s promotional efforts.

(c) The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. Since May 29, 2012, DTI has also provided certain cash management services for the fund. During the period ended June 30, 2012, the fund was charged $2,859 pursuant to the transfer

34

agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $13,031 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $171 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $8.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $32,789, custodian fees $8,514, Chief Compliance Officer fees $3,183 and transfer agency per account fees $2,000.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures and swap transactions, during the period ended June 30, 2012, amounted to $105,754,528 and $95,323,968, respectively.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2012 is shown below:

	Derivative			Derivative
	Assets ($)			Liabilities ($)
Interest rate risk[1,2]	316,518	Interest rate risk[1,3]		(420,264)
Foreign exchange risk[4]	289,991	Foreign exchange risk[5]		(96,296)
Gross fair value of
derivatives contracts	606,509			(516,560)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on swap contracts.
3	Unrealized depreciation on swap contracts.
4	Unrealized appreciation on forward foreign currency exchange contracts.
5	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2012 is shown below:

Amount of realized gain or (loss) on derivatives recognized in income ($)
	Financial	Forward	Swap
Underlying risk	Futures[6]	Contracts[7]	Transactions[8]	Total
Interest rate	(245,426)	—	(75,517)	(320,943)
Foreign exchange	—	1,017,855	—	1,017,855
Total	(245,426)	1,017,855	(75,517)	696,912

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
	Financial	Forward	Swap
Underlying risk	Futures[9]	Contracts[10]	Transactions[11]	Total
Interest rate	208,501	—	77,877	286,378
Foreign exchange	—	558,868	—	558,868
Total	208,501	558,868	77,877	845,246

Statement of Operations location:
6	Net realized gain (loss) on financial futures.
7	Net realized gain (loss) on forward foreign currency exchange contracts.
8	Net realized gain (loss) on swap transactions.
9	Net unrealized appreciation (depreciation) on financial futures.
[10] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[11] Net unrealized appreciation (depreciation) on swap transactions.

36

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board ofTrade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at June 30, 2012 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2012:

Forward Foreign		Foreign			Unrealized
Currency Exchange		Currency			Appreciation
Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Japanese Yen,
Expiring
7/27/2012	[a]	43,930,000	551,808	549,798	(2,010)
Mexican New Peso,
Expiring
7/27/2012	[b]	16,320,000	1,191,419	1,219,966	28,547
Singapore Dollar,
Expiring
7/27/2012	[c]	1,280,000	1,002,726	1,010,452	7,726
South Korean Won,
Expiring
7/27/2012	[d]	2,277,910,000	1,995,104	1,984,869	(10,235)
Sales:			Proceeds ($)
Australian Dollar,
Expiring
7/27/2012	[c]	2,420,000	2,440,023	2,470,102	(30,079)
Brazilian Real,
Expiring
7/27/2012	[c]	1,935,000	942,890	957,469	(14,579)
British Pound,
Expiring:
7/27/2012	[a]	670,000	1,053,916	1,049,256	4,660
7/27/2012	[c]	2,420,000	3,809,153	3,789,852	19,301
7/27/2012	[d]	580,000	912,775	908,312	4,463
7/27/2012	[e]	835,000	1,314,099	1,307,655	6,444
7/27/2012	[f]	1,650,000	2,596,539	2,583,990	12,549
Canadian Dollar,
Expiring
7/27/2012	[d]	7,310,000	7,165,332	7,175,509	(10,177)
Chilean Peso,
Expiring
7/27/2012	[g]	595,890,000	1,199,094	1,184,931	14,163

38

Forward Foreign		Foreign			Unrealized
Currency Exchange		Currency			Appreciation
Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Euro, Expiring:
7/27/2012	[c]	4,635,000	5,890,204	5,866,911	23,293
7/27/2012	[d]	3,920,000	4,981,144	4,961,875	19,269
7/27/2012	[e]	3,490,000	4,402,774	4,417,588	(14,814)
7/27/2012	[f]	4,870,000	6,188,211	6,164,370	23,841
7/27/2012	[h]	3,165,000	4,018,133	4,006,208	11,925
7/27/2012	[i]	2,230,000	2,833,750	2,822,699	11,051
7/27/2012	[j]	4,685,000	5,953,370	5,930,200	23,170
Japanese Yen,
Expiring:
7/27/2012	[a]	334,200,000	4,182,317	4,182,623	(306)
7/27/2012	[d]	271,285,000	3,417,678	3,395,221	22,457
7/27/2012	[e]	35,000,000	440,669	438,036	2,633
7/27/2012	[f]	181,685,000	2,288,829	2,273,847	14,982
7/27/2012	[j]	385,680,000	4,858,532	4,826,912	31,620
7/27/2012	[k]	82,605,000	1,039,436	1,033,829	5,607
Norwegian Krone,
Expiring 7/27/2012[i]		840,000	142,161	141,063	1,098
Peruvian Nuevo Sol,
Expiring 7/27/2012[g]		710,000	266,935	265,743	1,192
South African Rand,
Expiring:
7/27/2012	[d]	10,470,000	1,272,649	1,275,192	(2,543)
7/27/2012	[i]	11,790,000	1,434,918	1,435,961	(1,043)
Swedish Krona, Expiring:
7/27/2012	[f]	3,310,000	475,703	477,989	(2,286)
7/27/2012	[i]	11,500,000	1,652,465	1,660,689	(8,224)
Gross Unrealized
Appreciation					289,991
Gross Unrealized
Depreciation					(96,296)

Counterparties:
a Barclays Capital
b JP Morgan & Chase Co.
c Goldman Sachs
d Credit Suisse First Boston
e Commonwealth Bank Of Australia
f Deutsche Bank
g Citigroup
h Royal Bank of Scotland
i Morgan Stanley
j UBS
k Merrill Lynch

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Swap Transactions:The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

40

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counter-party over the contract’s remaining life, to the extent that the amount is positive.This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at June 30, 2012:

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity/Currency	Counterparty	Fixed Rate (%) Expiration (Depreciation) ($)

2,410,000	USD—6 Month
	Libor	Citibank	(3.68)	5/5/2020	(408,185)
3,100,000	EUR—1 Year
	Libor	JP Morgan	1.91	11/4/2016	163,637
Gross Unrealized
Appreciation					163,637
Gross Unrealized
Depreciation					(408,185)

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2012:

Average Market Value ($)
Interest rate financial futures	44,827,348
Forward contracts	74,371,548

The following summarizes the average notional value of swap contracts outstanding during the period ended June 30, 2012:

Average Notional Value ($)
Interest rate swap contracts	6,437,346

At June 30, 2012, accumulated net unrealized appreciation on investments was $3,781,927, consisting of $5,160,525 gross unrealized appreciation and $1,378,598 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Subsequent Event:

On July 25-26, 2012, the Trust’s Board of Trustees, on behalf of both the fund and Dreyfus/Standish Global Fixed Income Fund (the “Acquiring Fund”), approved a Plan of Reorganization.The merger is subject to the approval of the shareholders of the fund at a meeting to be held on or about November 15, 2012. If approved, the merger is anticipated to occur on or about January 25, 2013. The merger provides for the fund to transfer all of its assets, subject to its liabilities, to the Acquiring Fund, in exchange for a number of Class I shares of the Acquiring Fund’s equal value to the assets less liabilities of the fund. The Acquiring Fund’s Class I shares will then be distributed to the fund’s shareholders on a pro rata basis in liquidation of the fund.The fund will be closed to new investors on August 27, 2012.

42

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AGREEMENT
AND THE RENEWAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT AND THE RENEWAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians. The Board also noted that the fund’s yield performance was variously above and below the Performance Group and Performance Universe medians for all ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. Dreyfus representatives discusses with the Board the reasons for the fund’s total return underperformance compared to the performance of the funds in the Performance Group and Performance Universe.

44

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group median and below the Expense Universe median and the fund’s total expense ratio was above the Expense Group median and at the Expense Universe median.

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus had contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services ren-

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT AND THE RENEWAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited) (continued)

dered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business

46

decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance but was somewhat concerned with the fund’s recent relative total return performance and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	47

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	August 20, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)